UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07513

Putnam Funds Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Mortgage Opportunities Fund
Class A [PMORX]
Annual Shareholder Report | May 31, 2025

This annual shareholder report contains important information about Putnam Mortgage Opportunities Fund for the period June 1, 2024, to May 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$88	0.85%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, Class A shares of Putnam Mortgage Opportunities Fund returned 6.65%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index and the Bloomberg U.S. MBS Index, which returned 4.83% and 5.88%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Residential mortgage-backed securities (RMBS), led by our agency credit risk transfer holdings. Borrower fundamentals remained strong, and the housing market proved resilient despite affordability pressures.

↑
Exposure to commercial mortgage-backed securities (CMBS), which benefited from an improving outlook for commercial real estate, higher-than-anticipated payoff rates and refinancings, along with sufficient property cashflows.

↑
Prepayment strategies including seasoned agency interest-only securities. Prepayment speeds generally remained at historic lows as the majority of mortgage borrowers have little incentive to refinance at today’s higher mortgage rates.

Top detractors from performance:
↓	Long position to the mortgage basis was the sole detractor as the basis remained volatile and widened over the period.
Use of derivatives and the impact on performance:
The Fund utilized interest-rate swaps to hedge term structure risk and for yield curve positioning. Options were used to hedge duration and convexity, isolate prepayment risk, and manage downside risks. In addition, commercial real estate derivatives were used to gain exposure to the CMBS sector and hedge credit and market risks. Futures were used for hedging Treasury term structure risk and for yield curve positioning. In aggregate, these derivatives contributed to performance.
Putnam Mortgage Opportunities Fund	PAGE 1	39234-ATSA-0725

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,600 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 5/31/2015 — 5/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2025

	1 Year	5 Year	10 Year
Class A	6.65	6.30	3.82
Class A (with sales charge)	2.38	5.44	3.40
Bloomberg U.S. Aggregate Index	5.46	-0.90	1.49
ICE BofA U.S. Treasury Bill Index	4.83	2.70	1.95
Bloomberg U.S. MBS Index	5.88	-0.97	1.04
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund incepted on 4/7/2015 and began offering Class A shares on 7/1/2019. Returns for periods before 7/1/2019 are based on the Fund’s Class I performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$602,823,524
Total Number of Portfolio Holdings*	469
Total Management Fee Paid	$2,258,049
Portfolio Turnover Rate	966%
*	Does not include derivatives, except purchased options, if any.
Putnam Mortgage Opportunities Fund	PAGE 2	39234-ATSA-0725

WHAT DID THE FUND INVEST IN? (as of May 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts were identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2024, the portfolio managers for the Fund are Neil Dhruv, Jatin Misra, Michael Salm, and Paul Varunok.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date converted automatically to class A shares.
This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Mortgage Opportunities Fund	PAGE 3	39234-ATSA-0725

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Mortgage Opportunities Fund	PAGE 4	39234-ATSA-0725

Putnam Mortgage Opportunities Fund
Class C [PMOZX]
Annual Shareholder Report | May 31, 2025

This annual shareholder report contains important information about Putnam Mortgage Opportunities Fund for the period June 1, 2024, to May 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$165	1.60%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, Class C shares of Putnam Mortgage Opportunities Fund returned 5.96%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index and the Bloomberg U.S. MBS Index, which returned 4.83% and 5.88%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Residential mortgage-backed securities (RMBS), led by our agency credit risk transfer holdings. Borrower fundamentals remained strong, and the housing market proved resilient despite affordability pressures.

↑
Exposure to commercial mortgage-backed securities (CMBS), which benefited from an improving outlook for commercial real estate, higher-than-anticipated payoff rates and refinancings, along with sufficient property cashflows.

↑
Prepayment strategies including seasoned agency interest-only securities. Prepayment speeds generally remained at historic lows as the majority of mortgage borrowers have little incentive to refinance at today’s higher mortgage rates.

Top detractors from performance:
↓	Long position to the mortgage basis was the sole detractor as the basis remained volatile and widened over the period.
Use of derivatives and the impact on performance:
The Fund utilized interest-rate swaps to hedge term structure risk and for yield curve positioning. Options were used to hedge duration and convexity, isolate prepayment risk, and manage downside risks. In addition, commercial real estate derivatives were used to gain exposure to the CMBS sector and hedge credit and market risks. Futures were used for hedging Treasury term structure risk and for yield curve positioning. In aggregate, these derivatives contributed to performance.
Putnam Mortgage Opportunities Fund	PAGE 1	39234-ATSC-0725

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 5/31/2015 — 5/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2025

	1 Year	5 Year	10 Year
Class C	5.96	5.55	3.21
Class C (with sales charge)	4.96	5.55	3.21
Bloomberg U.S. Aggregate Index	5.46	-0.90	1.49
ICE BofA U.S. Treasury Bill Index	4.83	2.70	1.95
Bloomberg U.S. MBS Index	5.88	-0.97	1.04
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund incepted on 4/7/2015 and began offering Class C shares on 7/1/2019. Returns for periods before 7/1/2019 are based on the Fund’s Class I performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Class C share performance reflects conversion to class A shares after eight years.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$602,823,524
Total Number of Portfolio Holdings*	469
Total Management Fee Paid	$2,258,049
Portfolio Turnover Rate	966%
*	Does not include derivatives, except purchased options, if any.
Putnam Mortgage Opportunities Fund	PAGE 2	39234-ATSC-0725

WHAT DID THE FUND INVEST IN? (as of May 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts were identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2024, the portfolio managers for the Fund are Neil Dhruv, Jatin Misra, Michael Salm, and Paul Varunok.
This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Mortgage Opportunities Fund	PAGE 3	39234-ATSC-0725

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Mortgage Opportunities Fund	PAGE 4	39234-ATSC-0725

Putnam Mortgage Opportunities Fund
Class I [PMOTX]
Annual Shareholder Report | May 31, 2025

This annual shareholder report contains important information about Putnam Mortgage Opportunities Fund for the period June 1, 2024, to May 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$49	0.47%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, Class I shares of Putnam Mortgage Opportunities Fund returned 7.07%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index and the Bloomberg U.S. MBS Index, which returned 4.83% and 5.88%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Residential mortgage-backed securities (RMBS), led by our agency credit risk transfer holdings. Borrower fundamentals remained strong, and the housing market proved resilient despite affordability pressures.

↑
Exposure to commercial mortgage-backed securities (CMBS), which benefited from an improving outlook for commercial real estate, higher-than-anticipated payoff rates and refinancings, along with sufficient property cashflows.

↑
Prepayment strategies including seasoned agency interest-only securities. Prepayment speeds generally remained at historic lows as the majority of mortgage borrowers have little incentive to refinance at today’s higher mortgage rates.

Top detractors from performance:
↓	Long position to the mortgage basis was the sole detractor as the basis remained volatile and widened over the period.
Use of derivatives and the impact on performance:
The Fund utilized interest-rate swaps to hedge term structure risk and for yield curve positioning. Options were used to hedge duration and convexity, isolate prepayment risk, and manage downside risks. In addition, commercial real estate derivatives were used to gain exposure to the CMBS sector and hedge credit and market risks. Futures were used for hedging Treasury term structure risk and for yield curve positioning. In aggregate, these derivatives contributed to performance.
Putnam Mortgage Opportunities Fund	PAGE 1	39234-ATSI-0725

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class I 5/31/2015 — 5/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2025

	1 Year	5 Year	10 Year
Class I	7.07	6.68	4.21
Bloomberg U.S. Aggregate Index	5.46	-0.90	1.49
ICE BofA U.S. Treasury Bill Index	4.83	2.70	1.95
Bloomberg U.S. MBS Index	5.88	-0.97	1.04
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$602,823,524
Total Number of Portfolio Holdings*	469
Total Management Fee Paid	$2,258,049
Portfolio Turnover Rate	966%
*	Does not include derivatives, except purchased options, if any.
Putnam Mortgage Opportunities Fund	PAGE 2	39234-ATSI-0725

WHAT DID THE FUND INVEST IN? (as of May 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts were identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2024, the portfolio managers for the Fund are Neil Dhruv, Jatin Misra, Michael Salm, and Paul Varunok.
This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Mortgage Opportunities Fund	PAGE 3	39234-ATSI-0725

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Mortgage Opportunities Fund	PAGE 4	39234-ATSI-0725

Putnam Mortgage Opportunities Fund
Class R6 [PMOLX]
Annual Shareholder Report | May 31, 2025

This annual shareholder report contains important information about Putnam Mortgage Opportunities Fund for the period June 1, 2024, to May 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$53	0.51%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, Class R6 shares of Putnam Mortgage Opportunities Fund returned 7.11%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index and the Bloomberg U.S. MBS Index, which returned 4.83% and 5.88%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Residential mortgage-backed securities (RMBS), led by our agency credit risk transfer holdings. Borrower fundamentals remained strong, and the housing market proved resilient despite affordability pressures.

↑
Exposure to commercial mortgage-backed securities (CMBS), which benefited from an improving outlook for commercial real estate, higher-than-anticipated payoff rates and refinancings, along with sufficient property cashflows.

↑
Prepayment strategies including seasoned agency interest-only securities. Prepayment speeds generally remained at historic lows as the majority of mortgage borrowers have little incentive to refinance at today’s higher mortgage rates.

Top detractors from performance:
↓	Long position to the mortgage basis was the sole detractor as the basis remained volatile and widened over the period.
Use of derivatives and the impact on performance:
The Fund utilized interest-rate swaps to hedge term structure risk and for yield curve positioning. Options were used to hedge duration and convexity, isolate prepayment risk, and manage downside risks. In addition, commercial real estate derivatives were used to gain exposure to the CMBS sector and hedge credit and market risks. Futures were used for hedging Treasury term structure risk and for yield curve positioning. In aggregate, these derivatives contributed to performance.
Putnam Mortgage Opportunities Fund	PAGE 1	39234-ATSR6-0725

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 5/31/2015 — 5/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2025

	1 Year	5 Year	10 Year
Class R6	7.11	6.66	4.18
Bloomberg U.S. Aggregate Index	5.46	-0.90	1.49
ICE BofA U.S. Treasury Bill Index	4.83	2.70	1.95
Bloomberg U.S. MBS Index	5.88	-0.97	1.04
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund incepted on 4/7/2015 and began offering Class R6 shares on 6/1/2020. Returns for periods before 6/1/2020 are based on the Fund’s Class I performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$602,823,524
Total Number of Portfolio Holdings*	469
Total Management Fee Paid	$2,258,049
Portfolio Turnover Rate	966%
*	Does not include derivatives, except purchased options, if any.
Putnam Mortgage Opportunities Fund	PAGE 2	39234-ATSR6-0725

WHAT DID THE FUND INVEST IN? (as of May 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts were identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2024, the portfolio managers for the Fund are Neil Dhruv, Jatin Misra, Michael Salm, and Paul Varunok.
This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Mortgage Opportunities Fund	PAGE 3	39234-ATSR6-0725

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Mortgage Opportunities Fund	PAGE 4	39234-ATSR6-0725

Putnam Mortgage Opportunities Fund
Class Y [PMOYX]
Annual Shareholder Report | May 31, 2025

This annual shareholder report contains important information about Putnam Mortgage Opportunities Fund for the period June 1, 2024, to May 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$62	0.60%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, Class Y shares of Putnam Mortgage Opportunities Fund returned 6.93%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index and the Bloomberg U.S. MBS Index, which returned 4.83% and 5.88%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Residential mortgage-backed securities (RMBS), led by our agency credit risk transfer holdings. Borrower fundamentals remained strong, and the housing market proved resilient despite affordability pressures.

↑
Exposure to commercial mortgage-backed securities (CMBS), which benefited from an improving outlook for commercial real estate, higher-than-anticipated payoff rates and refinancings, along with sufficient property cashflows.

↑
Prepayment strategies including seasoned agency interest-only securities. Prepayment speeds generally remained at historic lows as the majority of mortgage borrowers have little incentive to refinance at today’s higher mortgage rates.

Top detractors from performance:
↓	Long position to the mortgage basis was the sole detractor as the basis remained volatile and widened over the period.
Use of derivatives and the impact on performance:
The Fund utilized interest-rate swaps to hedge term structure risk and for yield curve positioning. Options were used to hedge duration and convexity, isolate prepayment risk, and manage downside risks. In addition, commercial real estate derivatives were used to gain exposure to the CMBS sector and hedge credit and market risks. Futures were used for hedging Treasury term structure risk and for yield curve positioning. In aggregate, these derivatives contributed to performance.
Putnam Mortgage Opportunities Fund	PAGE 1	39234-ATSY-0725

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 5/31/2015 — 5/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2025

	1 Year	5 Year	10 Year
Class Y	6.93	6.58	4.09
Bloomberg U.S. Aggregate Index	5.46	-0.90	1.49
ICE BofA U.S. Treasury Bill Index	4.83	2.70	1.95
Bloomberg U.S. MBS Index	5.88	-0.97	1.04
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund incepted on 4/7/2015 and began offering Class Y shares on 7/1/2019. Returns for periods before 7/1/2019 are based on the Fund’s Class I performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$602,823,524
Total Number of Portfolio Holdings*	469
Total Management Fee Paid	$2,258,049
Portfolio Turnover Rate	966%
*	Does not include derivatives, except purchased options, if any.
Putnam Mortgage Opportunities Fund	PAGE 2	39234-ATSY-0725

WHAT DID THE FUND INVEST IN? (as of May 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts were identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2024, the portfolio managers for the Fund are Neil Dhruv, Jatin Misra, Michael Salm, and Paul Varunok.
This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Mortgage Opportunities Fund	PAGE 3	39234-ATSY-0725

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Mortgage Opportunities Fund	PAGE 4	39234-ATSY-0725

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Gregory G. McGreevey and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Gregory G. McGreevey and Manoj P. Singh as the Audit Committee’s financial experts. Gregory G. McGreevey and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending May 31, 2024 and May 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $144,691 in May 31, 2024 and $129,796 in May 31, 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in May 31, 2024 and $0 in May 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $12,376 in May 31, 2024 and $20,627 in May 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in May 31, 2024 and $0 in May 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $664,363 in May 31, 2024 and $486,647 in May 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
Mortgage
Opportunities Fund
Financial Statements and Other Important Information
Annual | May 31,  2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 22
Notes to Financial Statements 26
Report of Independent Registered Public Accounting Firm 42
Tax Information 43
Changes In and Disagreements with Accountants 44
Results of Meeting(s) of Shareholders 44
Remuneration Paid to Directors, Officers and Others 44
Board Approval of Management and Subadvisory Agreements 44

Putnam Funds Trust
Financial Highlights
Putnam Mortgage Opportunities Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended May 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.88 $8.55 $8.90 $9.41 $9.01
Income from investment operations
a
:
Net investment income
b
......................... 0.49 0.61 0.53 0.39 0.34
Net realized and unrealized gains (losses) ........... 0.08 0.44 (0.24) (0.33) 0.39
Total from investment operations .................... 0.57 1.05 0.29 0.06 0.73
Less distributions from:
Net investment income .......................... (0.49) (0.72) (0.59) (0.57) (0.32)
Net realized gains ............................. — — (0.05) — —
Tax return of capital ............................ (0.04) — — — (0.01)
Total distributions ............................... (0.53) (0.72) (0.64) (0.57) (0.33)
Net asset value, end of year ....................... $8.92 $8.88 $8.55 $8.90 $9.41
Total return
c
................................... 6.65% 12.91% 3.37% 0.81% 8.19%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.00% 1.07% 1.06% 1.06% 1.02%
Expenses net of waiver and payments by affiliates
d
...... 0.85% 0.86% 0.86% 0.78% 0.75%
Net investment income ........................... 5.53% 7.02% 6.03% 4.28% 3.64%
Supplemental data
Net assets, end of year (000’s) ..................... $22,300 $15,860 $10,291 $3,693 $1,660
Portfolio turnover rate ............................ 966% 1243% 1412% 1790% 1058%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Mortgage Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended May 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.90 $8.57 $8.92 $9.42 $9.01
Income from investment operations
a
:
Net investment income
b
......................... 0.42 0.55 0.47 0.32 0.28
Net realized and unrealized gains (losses) ........... 0.08 0.44 (0.24) (0.32) 0.39
Total from investment operations .................... 0.50 0.99 0.23 —
c
0.67
Less distributions from:
Net investment income .......................... (0.43) (0.66) (0.53) (0.50) (0.26)
Net realized gains ............................. — — (0.05) — —
Tax return of capital ............................ (0.03) — — — —
c
Total distributions ............................... (0.46) (0.66) (0.58) (0.50) (0.26)
Net asset value, end of year ....................... $8.94 $8.90 $8.57 $8.92 $9.42
Total return
d
................................... 5.96% 12.06% 2.60% 0.07% 7.48%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.75% 1.82% 1.81% 1.81% 1.77%
Expenses net of waiver and payments by affiliates
e
...... 1.60% 1.61% 1.61% 1.53% 1.50%
Net investment income ........................... 4.77% 6.26% 5.37% 3.47% 2.93%
Supplemental data
Net assets, end of year (000’s) ..................... $6,910 $2,661 $1,836 $382 $260
Portfolio turnover rate ............................ 966% 1243% 1412% 1790% 1058%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Mortgage Opportunities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended May 31,
2025 2024 2023 2022 2021
Class I
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.90 $8.56 $8.91 $9.43 $9.02
Income from investment operations
a
:
Net investment income
b
......................... 0.52 0.64 0.55 0.41 0.37
Net realized and unrealized gains (losses) ........... 0.09 0.46 (0.23) (0.33) 0.40
Total from investment operations .................... 0.61 1.10 0.32 0.08 0.77
Less distributions from:
Net investment income .......................... (0.53) (0.76) (0.62) (0.60) (0.35)
Net realized gains ............................. — — (0.05) — —
Tax return of capital ............................ (0.04) — — — (0.01)
Total distributions ............................... (0.57) (0.76) (0.67) (0.60) (0.36)
Net asset value, end of year ....................... $8.94 $8.90 $8.56 $8.91 $9.43
Total return .................................... 7.07% 13.45% 3.74% 0.97% 8.58%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.62% 0.68% 0.67% 0.75% 0.74%
Expenses net of waiver and payments by affiliates
c
...... 0.47% 0.47% 0.47% 0.47% 0.47%
Net investment income ........................... 5.90% 7.39% 6.27% 4.55% 3.94%
Supplemental data
Net assets, end of year (000’s) ..................... $109,459 $186,433 $147,651 $141,000 $135,399
Portfolio turnover rate ............................ 966% 1243% 1412% 1790% 1058%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Mortgage Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended May 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.90 $8.56 $8.91 $9.43 $9.02
Income from investment operations
a
:
Net investment income
b
......................... 0.53 0.63 0.55 0.41 0.38
Net realized and unrealized gains (losses) ........... 0.07 0.46 (0.23) (0.33) 0.39
Total from investment operations .................... 0.60 1.09 0.32 0.08 0.77
Less distributions from:
Net investment income .......................... (0.52) (0.75) (0.62) (0.60) (0.35)
Net realized gains ............................. — — (0.05) — —
Tax return of capital ............................ (0.04) — — — (0.01)
Total distributions ............................... (0.56) (0.75) (0.67) (0.60) (0.36)
Net asset value, end of year ....................... $8.94 $8.90 $8.56 $8.91 $9.43
Total return .................................... 7.11% 13.40% 3.70% 0.96% 8.56%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.66% 0.72% 0.71% 0.79% 0.78%
Expenses net of waiver and payments by affiliates
c
...... 0.51% 0.51% 0.51% 0.51% 0.51%
Net investment income ........................... 5.88% 7.31% 6.30% 4.51% 4.01%
Supplemental data
Net assets, end of year (000’s) ..................... $6,600 $1,366 $3,548 $1,157 $1,017
Portfolio turnover rate ............................ 966% 1243% 1412% 1790% 1058%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Mortgage Opportunities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended May 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.89 $8.55 $8.90 $9.42 $9.02
Income from investment operations
a
:
Net investment income
b
......................... 0.51 0.63 0.55 0.41 0.37
Net realized and unrealized gains (losses) ........... 0.09 0.46 (0.24) (0.33) 0.39
Total from investment operations .................... 0.60 1.09 0.31 0.08 0.76
Less distributions from:
Net investment income .......................... (0.52) (0.75) (0.61) (0.60) (0.35)
Net realized gains ............................. — — (0.05) — —
Tax return of capital ............................ (0.04) — — — (0.01)
Total distributions ............................... (0.56) (0.75) (0.66) (0.60) (0.36)
Net asset value, end of year ....................... $8.93 $8.89 $8.55 $8.90 $9.42
Total return .................................... 6.93% 13.34% 3.63% 0.96% 8.46%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.75% 0.82% 0.81% 0.81% 0.77%
Expenses net of waiver and payments by affiliates
c
...... 0.60% 0.61% 0.61% 0.53% 0.50%
Net investment income ........................... 5.77% 7.26% 6.29% 4.52% 3.93%
Supplemental data
Net assets, end of year (000’s) ..................... $457,554 $336,895 $197,774 $123,873 $43,483
Portfolio turnover rate ............................ 966% 1243% 1412% 1790% 1058%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Schedule of Investments, May 31, 2025
Putnam Mortgage Opportunities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Asset-Backed Securities 4.0%
Capital Markets 0.0%
†
a
Merrill Lynch Mortgage Investors Trust , 2006-HE3 , A4 , FRN , 4.939% , ( 1-month SOFR
+ 0.614% ), 6/25/37 ................................................ $ 763,531 $ 201,327
Financial Services 4.0%
a ,b
BDS Ltd. , 2021-FL9 , A , 144A, FRN , 5.511% , ( 1-month SOFR + 1.184% ), 11/16/38 ..
497,324 497,176
b ,c
CFMT LLC , 2024-HB13 , M1 , 144A, FRN , 3% , 5/25/34 ........................
3,750,000 3,562,441
a
Citigroup Mortgage Loan Trust, Inc. , 2007-AMC3 , A2D , FRN , 4.789% , ( 1-month SOFR
+ 0.464% ), 3/25/37 ................................................ 143,958 123,664
a ,b
GS Mortgage-Backed Securities Trust , 2024-HE1 , A1 , 144A, FRN , 5.922% , ( 30-day
SOFR Average + 1.6% ), 8/25/54 ...................................... 2,989,587 2,991,819
GSAA Home Equity Trust ,
a
2006-8 , 2A2 , FRN , 4.799% , ( 1-month SOFR + 0.474% ), 5/25/36 .............. 74,820 15,874
a
2006-1 , A1 , FRN , 4.619% , ( 1-month SOFR + 0.294% ), 1/25/36 ............... 989,701 277,826
a
2006-17 , A1 , FRN , 4.559% , ( 1-month SOFR + 0.234% ), 11/25/36 .............. 8,314,596 2,013,325
2007-2 , AF4A , 6.483% , 3/25/37 ....................................... 1,152,257 309,570
b
HTAP Trust , 2024-1 , A , 144A, 7% , 4/25/37 ................................
1,443,719 1,442,590
a ,b
J.P. Morgan Mortgage Trust , 2024-HE2 , A1 , 144A, FRN , 5.528% , ( 30-day SOFR
Average + 1.2% ), 10/20/54 ........................................... 857,186 856,168
a
Lehman XS Trust , 2006-17 , 1A4A , FRN , 4.779% , ( 1-month SOFR + 0.454% ), 8/25/46
2,812,085 2,563,835
a ,b
PFP Ltd. , 2022-9 , AS , 144A, FRN , 7.112% , ( 1-month SOFR + 2.783% ), 8/19/35 ....
768,000 769,920
b
PRET LLC , 2024-RN2 , A1 , 144A, 7.125% , 4/25/54 ..........................
3,766,867 3,786,068
a ,b
PRMI Securitization Trust , 2024-CMG1 , A1 , 144A, FRN , 5.8% , ( 30-day SOFR Average
+ 1.45% ), 7/25/54 ................................................. 3,821,439 3,828,131
b
Unlock Hea Trust , 2023-1 , A , 144A, 7% , 10/25/38 ...........................
665,428 667,854
b
VOLT XCIV LLC , 2021-NPL3 , A1 , 144A, 6.239% , 2/27/51 .....................
357,745 357,691
24,063,952
a a a a a
Total Asset-Backed Securities (Cost $ 24,104,486 ) ...............................
24,265,279
Commercial Mortgage-Backed Securities 21.6%
Financial Services 21.6%
BANK ,
b
2018-BN11 , D , 144A, 3% , 3/15/61 ..................................... 609,000 459,350
c,d
2020-BN30 , XA , IO, FRN , 1.27% , 12/15/53 .............................. 17,822,337 931,144
c,d
2024-BNK48 , XA , IO, FRN , 1.147% , 10/15/57 ............................ 9,482,544 789,252
c,d
2020-BN26 , XA , IO, FRN , 1.191% , 3/15/63 .............................. 14,049,828 599,685
c ,d
BANK5 , 2024-5YR10 , XA , IO, FRN , 1.19% , 10/15/57 ........................
17,675,633 796,452
b
Barclays Commercial Mortgage Trust ,
2019-C4 , D , 144A, 3.25% , 8/15/52 ..................................... 1,010,000 618,251
2019-C4 , E , 144A, 3.25% , 8/15/52 ..................................... 793,000 412,381
2019-C5 , E , 144A, 2.5% , 11/15/52 ..................................... 1,117,000 850,284
c
2019-C5 , F , 144A, FRN , 2.574% , 11/15/52 ............................... 1,881,000 1,077,462
c ,d
BBCMS Mortgage Trust ,
2024-5C29 , XA , IO, FRN , 1.6% , 9/15/57 ................................. 25,136,153 1,490,124
2025-C32 , XA , IO, FRN , 1.129% , 2/15/62 ................................ 12,259,363 1,047,738
Benchmark Mortgage Trust ,
c
2018-B1 , C , FRN , 4.203% , 1/15/51 .................................... 608,000 509,281
b
2018-B1 , D , 144A, 2.75% , 1/15/51 ..................................... 1,021,000 532,432
b,c
2018-B3 , D , 144A, FRN , 3.047% , 4/10/51 ............................... 1,504,000 1,006,643
b
2019-B11 , D , 144A, 3% , 5/15/52 ...................................... 963,000 479,634
b
2019-B13 , D , 144A, 2.5% , 8/15/57 ..................................... 1,295,000 726,171
c,d
2024-V11 , XA , IO, FRN , 0.56% , 11/15/57 ................................ 38,676,000 890,062
c ,d
BMO Mortgage Trust , 2024-5C6 , XA , IO, FRN , 1.353% , 9/15/57 ................
15,370,638 750,473
b ,c
BWAY Mortgage Trust , 2022-26BW , F , 144A, FRN , 4.866% , 2/10/44 .............
2,210,000 1,287,694

Putnam Funds Trust
Schedule of Investments
Putnam Mortgage Opportunities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
c ,d
Cantor Commercial Real Estate Lending LP , 2019-CF3 , XA , IO, FRN , 0.677% , 1/15/53
$ 12,701,271 $ 301,603
CD Mortgage Trust ,
c
2017-CD3 , B , FRN , 3.984% , 2/10/50 ................................... 888,000 622,709
c
2017-CD4 , B , FRN , 3.947% , 5/10/50 ................................... 1,712,000 1,615,431
c
2017-CD3 , C , FRN , 4.531% , 2/10/50 ................................... 615,000 282,056
b
2017-CD3 , D , 144A, 3.25% , 2/10/50 .................................... 889,000 195,008
b
2019-CD8 , D , 144A, 3% , 8/15/57 ...................................... 507,000 307,416
b ,c
CFCRE Commercial Mortgage Trust , 2011-C2 , E , 144A, FRN , 5.249% , 12/15/47 ....
1,801,000 1,675,461
Citigroup Commercial Mortgage Trust ,
b,c
2012-GC8 , C , 144A, FRN , 5.124% , 9/10/45 .............................. 627,421 591,307
c
2014-GC21 , C , FRN , 4.78% , 5/10/47 ................................... 718,157 681,442
c
2015-P1 , C , FRN , 4.366% , 9/15/48 .................................... 725,000 703,431
c
2017-P7 , C , FRN , 4.376% , 4/14/50 .................................... 373,000 324,053
b,c
2013-GC17 , D , 144A, FRN , 5.076% , 11/10/46 ............................ 1,793,694 1,754,265
b
2014-GC25 , D , 144A, 3.548% , 10/10/47 ................................. 239,000 133,242
b,c
2015-GC27 , D , 144A, FRN , 4.396% , 2/10/48 ............................. 2,962,588 2,849,408
c
2015-GC31 , D , FRN , 3.943% , 6/10/48 .................................. 1,541,000 180,440
b
2015-GC27 , E , 144A, 3% , 2/10/48 ..................................... 3,524,000 2,983,967
COMM Mortgage Trust ,
2012-CR4 , AM , 3.251% , 10/15/45 ..................................... 2,432,000 2,201,502
2013-CR12 , AM , 4.3% , 10/10/46 ...................................... 1,450,806 1,370,395
2014-UBS3 , AM , 4.012% , 6/10/47 ..................................... 1,160,741 1,114,198
c
2014-UBS5 , AM , FRN , 4.193% , 9/10/47 ................................. 823,149 814,380
b
2012-CR4 , B , 144A, 3.703% , 10/15/45 .................................. 2,145,000 1,546,775
2014-CR17 , B , 4.377% , 5/10/47 ....................................... 492,763 475,979
c
2013-CR13 , C , FRN , 4.944% , 11/10/46 ................................. 204,704 192,243
c
2014-CR14 , C , FRN , 3.706% , 2/10/47 .................................. 1,154,000 1,097,016
c
2014-CR16 , C , FRN , 4.778% , 4/10/47 .................................. 1,226,000 1,154,953
c
2014-CR17 , C , FRN , 4.779% , 5/10/47 .................................. 2,834,500 2,599,492
c
2014-UBS3 , C , FRN , 4.587% , 6/10/47 .................................. 301,000 215,389
c
2014-UBS4 , C , FRN , 4.646% , 8/10/47 .................................. 324,000 240,894
c
2014-UBS6 , C , FRN , 4.411% , 12/10/47 ................................. 146,761 144,982
b,c
2012-LC4 , D , 144A, FRN , 5.507% , 12/10/44 ............................. 3,814,000 2,799,512
b,c
2013-CR7 , D , 144A, FRN , 4.243% , 3/10/46 .............................. 883,143 843,943
b,c
2013-LC13 , D , 144A, FRN , 5.37% , 8/10/46 .............................. 274,458 236,286
b,c
2013-CR13 , D , 144A, FRN , 4.944% , 11/10/46 ............................ 3,650,000 2,085,610
b,c
2014-CR14 , D , 144A, FRN , 3.706% , 2/10/47 ............................. 1,479,000 1,207,952
b,c
2014-CR15 , D , 144A, FRN , 3.967% , 2/10/47 ............................. 923,000 846,201
b,c
2014-CR17 , D , 144A, FRN , 4.843% , 5/10/47 ............................. 1,247,000 1,018,244
b,c
2014-CR19 , D , 144A, FRN , 4.511% , 8/10/47 ............................. 224,879 216,430
c
2015-CR26 , D , FRN , 3.512% , 10/10/48 ................................. 875,000 712,300
b
2017-COR2 , D , 144A, 3% , 9/10/50 ..................................... 1,656,000 1,440,790
b
2013-LC6 , E , 144A, 3.5% , 1/10/46 ..................................... 460,000 425,270
b,c
2014-CR17 , E , 144A, FRN , 4.843% , 5/10/47 ............................. 804,000 572,046
b,c
2015-LC19 , E , 144A, FRN , 4.105% , 2/10/48 .............................. 1,070,000 839,272
CSAIL Commercial Mortgage Trust ,
c
2015-C2 , B , FRN , 4.208% , 6/15/57 .................................... 1,694,000 1,636,570
c
2015-C3 , C , FRN , 4.304% , 8/15/48 .................................... 1,277,000 1,112,304
c
2015-C2 , C , FRN , 4.179% , 6/15/57 .................................... 915,000 837,137
b
2019-C17 , D , 144A, 2.5% , 9/15/52 ..................................... 594,000 299,292
c
2015-C2 , D , FRN , 4.179% , 6/15/57 .................................... 1,121,000 870,905
GS Mortgage Securities Trust ,
2014-GC22 , AS , 4.113% , 6/10/47 ...................................... 2,222,000 2,073,670
c
2014-GC24 , B , FRN , 4.415% , 9/10/47 .................................. 2,306,000 2,155,646
b,c
2010-C1 , D , 144A, FRN , 6.364% , 8/10/43 ............................... 397,000 379,668

Putnam Funds Trust
Schedule of Investments
Putnam Mortgage Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
GS Mortgage Securities Trust, (continued)
b,c
2013-GC13 , D , 144A, FRN , 3.879% , 7/10/46 ............................. $ 739,000 $ 520,995
b,c
2014-GC24 , D , 144A, FRN , 4.436% , 9/10/47 ............................. 1,920,000 1,048,824
b,c
2017-GS5 , D , 144A, FRN , 3.509% , 3/10/50 .............................. 3,043,000 730,457
b
2019-GC38 , D , 144A, 3% , 2/10/52 ..................................... 439,000 356,432
c
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
2013-C10 , C , FRN , 4.096% , 12/15/47 .................................. 227,311 215,136
b
2011-C3 , D , 144A, FRN , 5.525% , 2/15/46 ............................... 450,000 401,770
2013-LC11 , D , FRN , 4.157% , 4/15/46 ................................... 740,000 182,036
b
2012-LC9 , D , 144A, FRN , 3.571% , 12/15/47 ............................. 2,291,000 2,179,480
b,e
2013-LC11 , E , 144A, FRN , 3.25% , 4/15/46 ............................... 643,000 28,005
b
2013-LC11 , E , 144A, FRN , 3.25% , 4/15/46 ............................... 9,504,000 413,937
b
2007-CB20 , E , 144A, FRN , 7.852% , 2/12/51 ............................. 24,771 31,766
b
2012-C6 , G , 144A, FRN , 2.972% , 5/15/45 ............................... 100,000 76,665
c
JPMBB Commercial Mortgage Securities Trust ,
2014-C22 , B , FRN , 4.508% , 9/15/47 ................................... 399,000 382,021
2014-C25 , B , FRN , 4.347% , 11/15/47 ................................... 1,947,000 1,819,213
2014-C22 , C , FRN , 4.508% , 9/15/47 ................................... 354,000 327,273
2013-C12 , D , FRN , 3.94% , 7/15/45 .................................... 1,942,000 1,792,936
b
2014-C18 , D , 144A, FRN , 4.502% , 2/15/47 .............................. 1,135,000 994,827
b
2014-C23 , D , 144A, FRN , 4.048% , 9/15/47 .............................. 2,857,000 2,454,962
b
2014-C25 , D , 144A, FRN , 3.914% , 11/15/47 .............................. 1,390,000 702,395
b
2013-C12 , E , 144A, FRN , 3.94% , 7/15/45 ............................... 625,000 432,381
b
2013-C14 , F , 144A, FRN , 3.598% , 8/15/46 ............................... 402,000 34,237
b ,c
JPMCC Commercial Mortgage Securities Trust , 2017-JP7 , D , 144A, FRN , 4.424% ,
9/15/50 ......................................................... 388,000 238,369
JPMDB Commercial Mortgage Securities Trust ,
2017-C5 , A4 , 3.414% , 3/15/50 ........................................ 610,716 595,294
c
2017-C5 , C , FRN , 4.512% , 3/15/50 .................................... 566,000 375,187
b,c
2016-C2 , D , 144A, FRN , 3.321% , 6/15/49 ............................... 1,101,000 521,089
Morgan Stanley Bank of America Merrill Lynch Trust ,
c
2013-C9 , B , FRN , 3.708% , 5/15/46 .................................... 1,389,788 1,324,023
c
2013-C10 , B , FRN , 3.979% , 7/15/46 ................................... 1,343,791 1,260,833
c
2015-C23 , B , FRN , 4.121% , 7/15/50 ................................... 1,555,000 1,536,979
c
2012-C6 , C , FRN , 4.536% , 11/15/45 ................................... 694,593 635,386
c
2013-C9 , C , FRN , 3.714% , 5/15/46 .................................... 269,000 247,588
2014-C19 , C , 4% , 12/15/47 .......................................... 345,060 334,622
c
2015-C22 , C , FRN , 4.063% , 4/15/48 ................................... 518,000 468,795
c
2017-C34 , C , FRN , 4.17% , 11/15/52 ................................... 691,000 598,226
b,c
2013-C12 , D , 144A, FRN , 4.705% , 10/15/46 ............................. 1,139,000 1,041,400
b
2014-C19 , D , 144A, 3.25% , 12/15/47 ................................... 574,000 511,896
b
2015-C24 , D , 144A, 3.257% , 5/15/48 ................................... 2,004,000 1,769,995
b,c
2015-C23 , D , 144A, FRN , 4.121% , 7/15/50 .............................. 1,242,000 1,180,757
b
2017-C34 , D , 144A, 2.7% , 11/15/52 .................................... 663,000 454,034
b,c
2012-C6 , E , 144A, FRN , 4.345% , 11/15/45 ............................... 1,303,000 521,864
b,c
2013-C12 , E , 144A, FRN , 4.705% , 10/15/46 .............................. 405,000 309,794
b,c
2015-C24 , E , 144A, FRN , 4.29% , 5/15/48 ............................... 677,000 559,358
b,c
2013-C10 , F , 144A, FRN , 3.979% , 7/15/46 ............................... 1,286,000 108,544
b,c
2012-C6 , G , 144A, FRN , 4.5% , 11/15/45 ................................ 1,441,000 83,838
b,c
2013-C9 , G , 144A, FRN , 3.802% , 5/15/46 ............................... 1,500,000 886,709
c
Morgan Stanley Capital I Trust ,
2016-UB11 , C , FRN , 3.691% , 8/15/49 .................................. 2,580,000 2,491,148
2016-BNK2 , C , FRN , 3.876% , 11/15/49 ................................. 571,000 485,880
2016-UB12 , C , FRN , 4.113% , 12/15/49 ................................. 498,000 384,409
2018-H3 , C , FRN , 4.851% , 7/15/51 .................................... 823,000 770,478
b
2011-C3 , G , 144A, FRN , 4.941% , 7/15/49 ............................... 753,000 687,938

Putnam Funds Trust
Schedule of Investments
Putnam Mortgage Opportunities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
a ,b
PFP Ltd. , 2023-10 , AS , 144A, FRN , 7.351% , ( 1-month SOFR + 3.025% ), 9/16/38 ...
$ 593,000 $ 594,892
b
PRET LLC ,
2024-NPL9 , A1 , 144A, 5.851% , 12/25/54 ................................ 4,161,510 4,160,338
2025-NPL4 , A1 , 144A, 6.368% , 4/25/55 ................................. 1,730,000 1,734,556
c
UBS Commercial Mortgage Trust ,
2018-C11 , C , FRN , 4.861% , 6/15/51 ................................... 641,000 587,792
b
2017-C1 , D , 144A, FRN , 4.854% , 6/15/50 ............................... 1,223,000 956,333
b
2018-C11 , D , 144A, FRN , 3% , 6/15/51 .................................. 2,195,000 1,292,128
b
2012-C1 , E , 144A, FRN , 5% , 5/10/45 ................................... 503,044 457,707
Wells Fargo Commercial Mortgage Trust ,
c
2015-C31 , C , FRN , 4.636% , 11/15/48 ................................... 711,000 692,807
b,c
2013-LC12 , D , 144A, FRN , 3.83% , 7/15/46 .............................. 381,000 215,265
2015-C31 , D , 3.852% , 11/15/48 ....................................... 2,488,500 2,166,884
b
2017-RB1 , D , 144A, 3.401% , 3/15/50 ................................... 1,112,000 618,287
b
2014-LC16 , D , 144A, 3.938% , 8/15/50 .................................. 223,518 27,063
b
2020-C55 , D , 144A, 2.5% , 2/15/53 ..................................... 919,000 593,861
b,c
2015-C30 , D , 144A, FRN , 4.478% , 9/15/58 .............................. 1,040,000 1,010,121
c
2016-NXS5 , D , FRN , 4.954% , 1/15/59 .................................. 371,000 329,820
b
2016-C33 , D , 144A, 3.123% , 3/15/59 ................................... 1,741,000 1,593,007
b,c
2015-C31 , E , 144A, FRN , 4.636% , 11/15/48 .............................. 783,000 555,113
c,d
2019-C52 , XA , IO, FRN , 1.559% , 8/15/52 ................................ 17,243,836 868,286
c,d
2021-C59 , XA , IO, FRN , 1.495% , 4/15/54 ................................ 23,449,896 1,467,133
c
WFRBS Commercial Mortgage Trust ,
2014-C21 , B , FRN , 4.213% , 8/15/47 ................................... 2,852,611 2,772,132
2014-C23 , B , FRN , 4.18% , 10/15/57 ................................... 1,125,000 1,054,640
2013-C15 , C , FRN , 4.137% , 8/15/46 ................................... 1,390,000 1,216,367
2014-C21 , C , FRN , 4.234% , 8/15/47 ................................... 816,000 776,748
b
2013-C11 , D , 144A, FRN , 4.065% , 3/15/45 ............................... 1,510,000 1,286,090
b
2013-C15 , D , 144A, FRN , 4.137% , 8/15/46 .............................. 1,317,468 679,827
b
2011-C4 , E , 144A, FRN , 4.983% , 6/15/44 ................................ 806,022 755,384
130,205,760
a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 138,336,826 ) ...............
130,205,760
Mortgage-Backed Securities 112.0%
Federal National Mortgage Association (FNMA) Fixed Rate 101.5%
f
Uniform Mortgage-Backed Securities , 2.5% , TBA, 6/25/55 ..................... 25,000,000 20,340,332
f
Uniform Mortgage-Backed Securities , 2.5% , TBA, 7/25/55 ..................... 25,000,000 20,370,775
f
Uniform Mortgage-Backed Securities , 3% , TBA, 6/25/55 ...................... 4,000,000 3,404,215
f
Uniform Mortgage-Backed Securities , 3% , TBA, 7/25/55 ...................... 4,000,000 3,404,058
f
Uniform Mortgage-Backed Securities , 3.5%, TBA, 6/25/55 - 7/25/55 .............. 2,000,000 1,772,779
f
Uniform Mortgage-Backed Securities , 4% , TBA, 6/25/55 ...................... 1,000,000 916,303
f
Uniform Mortgage-Backed Securities , 4.5% , TBA, 6/25/55 ..................... 4,000,000 3,773,147
f
Uniform Mortgage-Backed Securities , 4.5% , TBA, 7/25/55 ..................... 4,000,000 3,771,116
f
Uniform Mortgage-Backed Securities , 5% , TBA, 6/25/55 ...................... 14,000,000 13,553,268
f
Uniform Mortgage-Backed Securities , 5% , TBA, 7/25/55 ...................... 14,000,000 13,542,330
f
Uniform Mortgage-Backed Securities , 5.5% , TBA, 6/25/55 ..................... 172,000,000 170,300,361
f
Uniform Mortgage-Backed Securities , 5.5% , TBA, 7/25/55 ..................... 124,000,000 122,647,306
f
Uniform Mortgage-Backed Securities , 6% , TBA, 6/25/55 ...................... 116,000,000 117,150,454
f
Uniform Mortgage-Backed Securities , 6% , TBA, 7/25/55 ...................... 116,000,000 116,996,391
611,942,835
Government National Mortgage Association (GNMA) Fixed Rate 10.5%
f
GNMA II, Single-family, 30 Year , 2.5%, 6/15/55 ............................. 9,000,000 7,556,484
f
GNMA II, Single-family, 30 Year , 4.5%, 6/15/55 ............................. 30,000,000 28,308,358

Putnam Funds Trust
Schedule of Investments
Putnam Mortgage Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
f
GNMA II, Single-family, 30 Year , 5%, 6/15/55 ............................... $ 1,000,000 $ 970,308
f
GNMA II, Single-family, 30 Year , 5.5%, 6/15/55 ............................. 13,000,000 12,910,117
f
GNMA II, Single-family, 30 Year , 6%, 6/15/55 ............................... 13,000,000 13,127,995
62,873,262
Total Mortgage-Backed Securities (Cost $ 675,201,301 ) ...........................
674,816,097
Residential Mortgage-Backed Securities 20.6%
Financial Services 20.6%
b
A&D Mortgage Trust ,
2023-NQM2 , A1 , 144A, 6.132% , 5/25/68 ................................ 971,126 973,657
2024-NQM1 , A1 , 144A, 6.195% , 2/25/69 ................................ 1,750,529 1,758,806
2023-NQM4 , A2 , 144A, 7.826% , 9/25/68 ................................ 2,499,771 2,544,957
Alternative Loan Trust ,
2006-43CB , 1A10 , 6% , 2/25/37 ....................................... 3,455,033 1,758,690
a
2006-OA10 , 3A1 , FRN , 4.819% , ( 1-month SOFR + 0.494% ), 8/25/46 ........... 158,260 140,140
a
2006-OA10 , 4A1 , FRN , 4.819% , ( 1-month SOFR + 0.494% ), 8/25/46 ........... 194,564 165,521
a
2005-38 , A1 , FRN , 5.997% , ( 12-month average of 1-year CMT + 1.5% ), 9/25/35 ... 533,539 474,565
a
2006-OA19 , A1 , FRN , 4.619% , ( 1-month SOFR + 0.294% ), 2/20/47 ............ 990,319 793,036
a
American Home Mortgage Investment Trust , 2007-1 , GA1C , FRN , 4.629% , ( 1-month
SOFR + 0.304% ), 5/25/47 ........................................... 1,357,325 795,689
b ,c
Arroyo Mortgage Trust , 2020-1 , M1 , 144A, FRN , 4.277% , 3/25/55 ...............
442,000 391,057
Bear Stearns ALT-A Trust ,
a
2005-10 , 11A1 , FRN , 4.939% , ( 1-month SOFR + 0.614% ), 1/25/36 ............. 76,893 72,881
c
2005-8 , 21A1 , FRN , 5.324% , 10/25/35 .................................. 222,710 185,384
a
Bear Stearns Mortgage Funding Trust , 2006-AR2 , 2A1 , FRN , 4.899% , ( 1-month SOFR
+ 0.574% ), 9/25/46 ................................................ 1,748,696 1,592,081
b ,c
CAFL Issuer LLC , 2023-RTL1 , A1 , 144A, FRN , 7.553% , 12/28/30 ...............
928,000 933,551
b
CAFL Issuer LP , 2025-RRTL1 , M1 , 144A, 8.16% , 5/28/40 .....................
577,000 583,447
b ,c
Cascade Funding Mortgage Trust ,
2025-HB16 , M2 , 144A, FRN , 3% , 3/25/35 ............................... 932,000 876,293
2025-HB16 , M3 , 144A, FRN , 3% , 3/25/35 ............................... 1,000,000 924,803
a ,b
Chase Home Lending Mortgage Trust , 2025-3 , A11 , 144A, FRN , 5.622% , ( 30-day
SOFR Average + 1.3% ), 2/25/56 ...................................... 506,156 502,451
a ,b
Chevy Chase Funding LLC , 2006-4A , A2 , 144A, FRN , 4.619% , ( 1-month SOFR +
0.294% ), 11/25/47 ................................................. 704,674 621,751
a
CHL Mortgage Pass-Through Trust , 2006-OA5 , 2A1 , FRN , 4.839% , ( 1-month SOFR +
0.514% ), 4/25/46 .................................................. 27,015 23,272
b ,c
CIM Trust , 2024-R1 , A1 , 144A, FRN , 4.75% , 6/25/64 .........................
688,336 679,484
a ,b
Connecticut Avenue Securities Trust ,
2019-R03 , 1B1 , 144A, FRN , 8.536% , ( 30-day SOFR Average + 4.214% ), 9/25/31 .. 974,377 1,040,905
2022-R04 , 1B1 , 144A, FRN , 9.572% , ( 30-day SOFR Average + 5.25% ), 3/25/42 ... 500,000 532,211
2023-R08 , 1B1 , 144A, FRN , 7.872% , ( 30-day SOFR Average + 3.55% ), 10/25/43 .. 1,500,000 1,581,945
2022-R06 , 1B2 , 144A, FRN , 14.922% , ( 30-day SOFR Average + 10.6% ), 5/25/42 .. 500,000 573,937
2022-R02 , 2B1 , 144A, FRN , 8.822% , ( 30-day SOFR Average + 4.5% ), 1/25/42 ... 2,146,000 2,240,705
2022-R05 , 2B1 , 144A, FRN , 8.822% , ( 30-day SOFR Average + 4.5% ), 4/25/42 ... 2,540,000 2,667,579
2022-R09 , 2B1 , 144A, FRN , 11.071% , ( 30-day SOFR Average + 6.75% ), 9/25/42 .. 500,000 553,504
2023-R03 , 2B1 , 144A, FRN , 10.672% , ( 30-day SOFR Average + 6.35% ), 4/25/43 .. 850,000 952,816
2022-R02 , 2M2 , 144A, FRN , 7.322% , ( 30-day SOFR Average + 3% ), 1/25/42 ..... 2,727,000 2,792,714
2022-R09 , 2M2 , 144A, FRN , 9.071% , ( 30-day SOFR Average + 4.75% ), 9/25/42 .. 1,000,000 1,073,213
c
CSMC Mortgage-Backed Trust , 2007-1 , 1A3 , FRN , 5.989% , 2/25/37 .............
5,489,787 1,260,603
b ,c
CSMC Trust ,
2021-RPL7 , A1 , 144A, FRN , 4.199% , 7/27/61 ............................. 294,041 291,095
2020-SPT1 , M1 , 144A, FRN , 3.388% , 4/25/65 ............................ 392,000 376,231

Putnam Funds Trust
Schedule of Investments
Putnam Mortgage Opportunities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
Deutsche Alt-B Securities Mortgage Loan Trust , 2006-AB4 , A4B , 6.5% , 10/25/36 ....
$ 1,838,877 $ 1,593,618
a
FHLMC STACR Debt Notes ,
2015-DNA3 , B , FRN , 13.786% , ( 30-day SOFR Average + 9.464% ), 4/25/28 ...... 2,876,667 2,949,506
2015-HQA2 , B , FRN , 14.936% , ( 30-day SOFR Average + 10.614% ), 5/25/28 ..... 247,982 256,517
2016-DNA1 , B , FRN , 14.436% , ( 30-day SOFR Average + 10.114% ), 7/25/28 ..... 245,516 258,328
2017-DNA1 , B2 , FRN , 14.436% , ( 30-day SOFR Average + 10.114% ), 7/25/29 .... 516,984 572,010
a ,b
FHLMC STACR REMIC Trust ,
2021-DNA3 , B2 , 144A, FRN , 10.572% , ( 30-day SOFR Average + 6.25% ), 10/25/33 2,879,000 3,527,457
2022-HQA1 , B2 , 144A, FRN , 15.322% , ( 30-day SOFR Average + 11% ), 3/25/42 ... 2,600,000 2,944,786
2020-HQA1 , B2 , 144A, FRN , 9.536% , ( 30-day SOFR Average + 5.214% ), 1/25/50 . 800,000 878,149
2020-HQA2 , B2 , 144A, FRN , 12.036% , ( 30-day SOFR Average + 7.714% ), 3/25/50 3,000,000 3,624,759
2020-DNA3 , B2 , 144A, FRN , 13.786% , ( 30-day SOFR Average + 9.464% ), 6/25/50 750,000 969,412
2021-DNA1 , B2 , 144A, FRN , 9.072% , ( 30-day SOFR Average + 4.75% ), 1/25/51 .. 1,100,000 1,214,858
2022-DNA2 , M2 , 144A, FRN , 8.072% , ( 30-day SOFR Average + 3.75% ), 2/25/42 .. 1,975,000 2,057,443
2022-HQA1 , M2 , 144A, FRN , 9.572% , ( 30-day SOFR Average + 5.25% ), 3/25/42 .. 2,759,000 2,937,720
2022-DNA5 , M2 , 144A, FRN , 11.072% , ( 30-day SOFR Average + 6.75% ), 6/25/42 . 1,471,000 1,625,979
2022-HQA3 , M2 , 144A, FRN , 9.672% , ( 30-day SOFR Average + 5.35% ), 8/25/42 .. 3,160,000 3,401,602
a ,b
FHLMC STACR Trust ,
2019-FTR3 , B2 , 144A, FRN , 9.236% , ( 30-day SOFR Average + 4.914% ), 9/25/47 . 800,000 867,432
2019-FTR1 , B2 , 144A, FRN , 12.786% , ( 30-day SOFR Average + 8.464% ), 1/25/48 3,900,000 4,661,688
2018-DNA3 , B2 , 144A, FRN , 12.186% , ( 30-day SOFR Average + 7.864% ), 9/25/48 1,318,000 1,516,683
2018-HQA2 , B2 , 144A, FRN , 15.436% , ( 30-day SOFR Average + 11.114% ), 10/25/48 3,028,000 3,748,276
2019-DNA1 , B2 , 144A, FRN , 15.186% , ( 30-day SOFR Average + 10.864% ), 1/25/49 439,000 540,981
2019-HQA1 , B2 , 144A, FRN , 16.686% , ( 30-day SOFR Average + 12.364% ), 2/25/49 2,642,000 3,276,576
2019-DNA2 , B2 , 144A, FRN , 14.936% , ( 30-day SOFR Average + 10.614% ), 3/25/49 755,000 896,463
2019-HQA3 , B2 , 144A, FRN , 11.936% , ( 30-day SOFR Average + 7.614% ), 9/25/49 1,000,000 1,133,932
a
FNMA Connecticut Avenue Securities ,
2016-C01 , 1B , FRN , 16.186% , ( 30-day SOFR Average + 11.864% ), 8/25/28 ...... 26,356 28,151
2016-C03 , 1B , FRN , 16.186% , ( 30-day SOFR Average + 11.864% ), 10/25/28 ..... 338,350 366,189
2016-C04 , 1B , FRN , 14.686% , ( 30-day SOFR Average + 10.364% ), 1/25/29 ...... 570,442 620,020
2016-C06 , 1B , FRN , 13.686% , ( 30-day SOFR Average + 9.364% ), 4/25/29 ....... 1,546,604 1,684,860
2016-C03 , 2B , FRN , 17.186% , ( 30-day SOFR Average + 12.864% ), 10/25/28 ..... 812,229 887,688
2016-C07 , 2B , FRN , 13.936% , ( 30-day SOFR Average + 9.614% ), 5/25/29 ....... 594,045 644,086
b
2021-R02 , 2M2 , 144A, FRN , 6.322% , ( 30-day SOFR Average + 2% ), 11/25/41 .... 3,100,000 3,119,284
b
GS Mortgage-Backed Securities Trust , 2024-RPL4 , A1 , 144A, 3.9% , 9/25/61 .......
302,462 293,004
a
GSR Mortgage Loan Trust , 2007-OA1 , 2A3A , FRN , 4.749% , ( 1-month SOFR +
0.424% ), 5/25/37 .................................................. 293,414 163,775
a ,b
Home Re Ltd. , 2022-1 , B1 , 144A, FRN , 13.322% , ( 30-day SOFR Average + 9% ),
10/25/34 ........................................................ 900,000 1,004,310
b
HOMES Trust , 2024-NQM1 , A1 , 144A, 5.915% , 7/25/69 ......................
838,860 843,620
b
Imperial Fund Mortgage Trust ,
2023-NQM1 , A1 , 144A, 5.941% , 2/25/68 ................................ 921,807 921,608
2022-NQM4 , A3 , 144A, 5.04% , 6/25/67 ................................. 1,074,626 1,071,055
c
IndyMac INDX Mortgage Loan Trust , 2006-AR11 , 2A1 , FRN , 4.062% , 6/25/36 ......
19,326 16,928
b
J.P. Morgan Mortgage Trust ,
2024-VIS2 , A1 , 144A, 5.853% , 11/25/64 ................................. 4,164,162 4,184,169
a
2024-10 , A11 , 144A, FRN , 5.572% , ( 30-day SOFR Average + 1.25% ), 3/25/55 .... 1,723,114 1,703,730
a
2025-2 , A11 , 144A, FRN , 5.572% , ( 30-day SOFR Average + 1.25% ), 7/25/55 ..... 4,031,781 4,003,517
b
LHOME Mortgage Trust , 2023-RTL4 , A1 , 144A, 7.628% , 11/25/28 ...............
1,045,000 1,055,561
MFA Trust ,
2024-NPL1 , A1 , 6.33% , 9/25/54 ....................................... 253,452 253,809
b
2023-NQM3 , A1 , 144A, 6.617% , 7/25/68 ................................ 489,094 492,737
a ,b
Morgan Stanley Re-REMIC Trust , 2010-R4 , 4B , 144A, FRN , 2.945% , ( 1-month SOFR
+ 0.344% ), 2/26/37 ................................................ 308,887 284,118

Putnam Funds Trust
Schedule of Investments
Putnam Mortgage Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b
Morgan Stanley Residential Mortgage Loan Trust ,
2024-NQM1 , A1 , 144A, 6.152% , 12/25/68 ............................... $ 1,226,148 $ 1,233,755
a
2024-3 , AF , 144A, FRN , 5.672% , ( 30-day SOFR Average + 1.35% ), 7/25/54 ...... 3,135,410 3,115,104
b
PRPM Trust , 2024-NQM2 , A1 , 144A, 6.327% , 6/25/69 ........................
854,152 867,666
b
RCO VIII Mortgage LLC , 2025-3 , A1 , 144A, 6.434% , 5/25/30 ...................
1,448,000 1,453,453
b
Saluda Grade Alternative Mortgage Trust ,
2024-RTL5 , A1 , 144A, 7.762% , 4/25/30 ................................. 3,584,000 3,606,572
2024-RTL6 , A1 , 144A, 7.439% , 7/25/30 ................................. 2,979,000 2,992,945
a ,b
Station Place Securitization Trust ,
2024-2 , A , 144A, FRN , 5.225% , ( 1-month SOFR + 0.9% ), 6/22/25 ............. 1,805,000 1,806,428
2024-5 , A , 144A, FRN , 5.225% , ( 1-month SOFR + 0.9% ), 8/04/25 ............. 1,855,000 1,855,364
2024-10 , A , 144A, FRN , 5.225% , ( 1-month SOFR + 0.9% ), 10/27/25 ........... 2,000,000 2,008,968
a
Structured Asset Mortgage Investments II Trust ,
2007-AR1 , 2A1 , FRN , 4.799% , ( 1-month SOFR + 0.474% ), 1/25/37 ............ 22,394 19,739
2006-AR7 , A1BG , FRN , 4.559% , ( 1-month SOFR + 0.234% ), 8/25/36 ........... 136,116 119,319
b
Verus Securitization Trust ,
c
2023-INV3 , A1 , 144A, FRN , 6.876% , 11/25/68 ............................ 1,835,390 1,860,096
2024-4 , A1 , 144A, 6.218% , 6/25/69 .................................... 1,334,852 1,345,934
a
WaMu Mortgage Pass-Through Certificates Trust , 2005-AR13 , A1C4 , FRN , 5.299% ,
( 1-month SOFR + 0.974% ), 10/25/45 ................................... 32,294 31,864
124,142,575
a a a a a
Total Residential Mortgage-Backed Securities (Cost $ 119,080,240 ) ................
124,142,575
Agency Commercial Mortgage-Backed Securities 34.6%
Financial Services 34.6%
FHLMC ,
d
4949 , IO, 4% , 1/25/50 .............................................. 10,394,010 2,395,965
d
5274 , IO, 2.5% , 1/25/51 ............................................. 13,142,441 2,232,525
a,d
5410 , AS , IO, FRN , 1.428% , ( 30-day SOFR Average + 5.75% ), 5/25/54 ......... 40,841,469 2,288,682
d
5116 , BI , IO, 4% , 1/25/50 ............................................ 10,738,245 2,216,110
d
5529 , EI , IO, 4.5% , 11/25/51 ......................................... 5,529,092 1,255,510
a
5391 , FC , FRN , 5.422% , ( 30-day SOFR Average + 1.1% ), 3/25/54 ............. 592,211 594,717
d
5119 , IB , IO, 3% , 6/25/41 ............................................ 4,164,493 421,928
d
5349 , IB , IO, 4% , 12/15/46 ........................................... 345,144 76,008
d
4976 , MI , IO, 4.5% , 5/25/50 .......................................... 2,300,751 539,181
d
5065 , MI , IO, 3.5% , 1/25/51 .......................................... 2,891,170 554,332
a,d
4915 , SD , IO, FRN , 1.614% , ( 30-day SOFR Average + 5.936% ), 9/25/49 ........ 1,473,932 157,015
a,d
4839 , WS , IO, FRN , 1.653% , ( 30-day SOFR Average + 5.986% ), 8/15/56 ........ 6,183,961 851,492
a ,b
FHLMC, Multi-family Structured Pass-Through Certificates ,
2021-MN1 , M1 , 144A, FRN , 6.322% , ( 30-day SOFR Average + 2% ), 1/25/51 ..... 630,974 628,476
2021-MN1 , M2 , 144A, FRN , 8.072% , ( 30-day SOFR Average + 3.75% ), 1/25/51 ... 1,350,000 1,378,425
2021-MN3 , M2 , 144A, FRN , 8.322% , ( 30-day SOFR Average + 4% ), 11/25/51 .... 2,059,000 2,129,619
FNMA ,
d
2015-69 , IO, 6% , 9/25/45 ............................................ 164,791 34,682
d
2020-50 , IO, 4.5% , 3/25/50 .......................................... 5,595,517 1,478,624
d
427 , C93 , IO, 4.5% , 8/25/42 .......................................... 10,809,771 1,923,926
d
2021-14 , CI , IO, 4.5% , 11/25/49 ....................................... 5,543,217 1,215,471
d
2022-13 , CI , IO, 3% , 12/25/51 ........................................ 13,086,788 2,009,955
a
2024-98 , FA , FRN , 5.472% , ( 30-day SOFR Average + 1.15% ), 12/25/53 ......... 1,536,951 1,535,775
a
2024-54 , FC , FRN , 5.292% , ( 30-day SOFR Average + 0.97% ), 8/25/54 ......... 558,454 559,989
a
2024-105 , FC , FRN , 5.322% , ( 30-day SOFR Average + 1% ), 1/25/55 ........... 2,494,207 2,493,303
a
2024-93 , FD , FRN , 5.372% , ( 30-day SOFR Average + 1.05% ), 12/25/54 ......... 1,300,394 1,294,664
a
2024-82 , FE , FRN , 5.272% , ( 30-day SOFR Average + 0.95% ), 11/25/54 ......... 3,563,833 3,531,668

Putnam Funds Trust
Schedule of Investments
Putnam Mortgage Opportunities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
FNMA, (continued)
d
2021-17 , GI , IO, 4% , 2/25/51 ......................................... $ 1,777,855 $ 362,816
d
2021-25 , HI , IO, 3.5% , 7/25/50 ........................................ 5,386,503 948,535
d
2020-99 , IB , IO, 3.5% , 5/25/50 ........................................ 7,716,061 1,424,119
d
2021-3 , IB , IO, 2.5% , 2/25/51 ......................................... 9,989,761 1,713,106
d
2021-8 , ID , IO, 3.5% , 3/25/51 ......................................... 6,720,555 1,483,335
d
2021-67 , IG , IO, 3% , 10/25/51 ........................................ 3,061,629 508,061
d
2021-25 , IJ , IO, 3.5% , 5/25/51 ........................................ 4,743,013 925,994
d
2021-15 , JI , IO, 4.5% , 4/25/51 ........................................ 2,104,353 549,466
d
2021-17 , KI , IO, 4.5% , 4/25/51 ........................................ 2,170,212 522,121
d
2016-3 , NI , IO, 6% , 2/25/46 .......................................... 32,068 4,838
d
2020-98 , OI , IO, 4.5% , 1/25/51 ........................................ 8,653,992 2,302,329
d
2021-5 , PI , IO, 3.5% , 2/25/51 ......................................... 2,588,287 470,638
d
2021-56 , QI , IO, 4.5% , 9/25/51 ........................................ 2,961,390 758,121
a,d
2019-58 , SA , IO, FRN , 1.614% , ( 30-day SOFR Average + 5.936% ), 10/25/49 ..... 8,610,392 985,691
a,d
2022-43 , SB , IO, FRN , 1.078% , ( 30-day SOFR Average + 5.4% ), 7/25/52 ........ 13,675,202 870,034
a,d
2023-58 , SP , IO, FRN , 2.578% , ( 30-day SOFR Average + 6.9% ), 12/25/53 ....... 54,437,223 4,909,062
GNMA ,
d
2014-132 , IO, 5% , 9/20/44 ........................................... 543,832 119,083
d
2022-139 , IO, 4.5% , 9/20/49 ......................................... 9,616,520 1,898,222
d
2024-186 , IO, 3% , 9/20/51 ........................................... 8,641,845 1,316,245
d
2021-162 , IO, 4% , 9/20/51 ........................................... 3,186,660 644,122
c,d
2024-32 , IO, FRN , 0.7% , 6/16/63 ...................................... 16,284,120 832,190
c,d
2016-H24 , IO, FRN , 2.112% , 9/20/66 ................................... 130,859 8,608
c,d
2017-H09 , IO, FRN , 1.896% , 4/20/67 ................................... 205,462 6,085
c,d
2021-H08 , IO, FRN , 1.397% , 1/20/71 ................................... 23,793,604 908,154
d
2021-91 , AI , IO, 3.5% , 5/20/51 ........................................ 17,407,197 3,178,300
d
2021-214 , AI , IO, 4% , 12/20/51 ....................................... 12,278,967 2,501,711
c,d
2014-H21 , AI , IO, FRN , 2.19% , 10/20/64 ................................ 525,852 17,329
c,d
2015-H04 , AI , IO, FRN , 1.608% , 12/20/64 ............................... 1,198,417 34,762
c,d
2015-H13 , AI , IO, FRN , 2.571% , 6/20/65 ................................ 78,284 3,751
c,d
2015-H20 , AI , IO, FRN , 1.815% , 8/20/65 ................................ 47,094 1,190
c,d
2015-H25 , AI , IO, FRN , 1.609% , 9/20/65 ................................ 77,784 1,101
c,d
2016-H15 , AI , IO, FRN , 3.198% , 7/20/66 ................................ 3,350,993 163,509
c,d
2016-H19 , AI , IO, FRN , 3.21% , 9/20/66 ................................. 2,053,065 89,805
c,d
2018-H01 , AI , IO, FRN , 2.285% , 1/20/68 ................................ 6,553,291 313,568
c,d
2020-H04 , AI , IO, FRN , 2.624% , 2/20/70 ................................ 5,981,003 293,530
a,d
2019-158 , AS , IO, FRN , 1.707% , ( 1-month SOFR + 6.036% ), 9/16/43 ........... 3,146,213 308,787
a,d
2023-56 , AS , IO, FRN , 1.832% , ( 30-day SOFR Average + 6.16% ), 4/20/53 ....... 27,427,176 1,942,214
a,d
2024-4 , AS , IO, FRN , 2.622% , ( 30-day SOFR Average + 6.95% ), 1/20/54 ........ 20,362,160 1,821,804
d
2021-197 , BI , IO, 3.5% , 11/20/51 ...................................... 16,937,627 2,140,298
c,d
2015-H23 , BI , IO, FRN , 1.759% , 9/20/65 ................................ 30,468 632
c,d
2016-H09 , BI , IO, FRN , 2.069% , 4/20/66 ................................ 2,235,066 92,505
c,d
2017-H02 , BI , IO, FRN , 2.353% , 1/20/67 ................................ 922,732 34,446
c,d
2017-H06 , BI , IO, FRN , 2.414% , 2/20/67 ................................ 396,108 12,528
c,d
2017-H04 , BI , IO, FRN , 2.51% , 2/20/67 ................................. 1,732,458 70,778
c,d
2018-H05 , BI , IO, FRN , 2.312% , 2/20/68 ................................ 846,655 39,322
c,d
2018-H20 , BI , IO, FRN , 2.579% , 6/20/68 ................................ 3,875,832 155,759
a,d
2023-14 , BS , IO, FRN , 1.922% , ( 30-day SOFR Average + 6.25% ), 1/20/53 ....... 20,828,907 1,569,614
d
2021-149 , CI , IO, 2.5% , 8/20/51 ....................................... 14,180,341 2,093,180
c,d
2015-H10 , CI , IO, FRN , 1.783% , 4/20/65 ................................ 49,527 1,199
c,d
2015-H20 , CI , IO, FRN , 2.968% , 8/20/65 ................................ 654,258 30,580
c,d
2015-H25 , CI , IO, FRN , 2.244% , 10/20/65 ............................... 32,578 1,254
c,d
2016-H24 , CI , IO, FRN , 1.659% , 10/20/66 ............................... 1,511,712 29,552
d
2021-214 , DI , IO, 3.5% , 12/20/51 ...................................... 8,163,009 1,421,951
c,d
2015-H16 , DI , IO, FRN , 3.188% , 7/20/65 ................................ 914,111 64,972
c,d
2015-H26 , DI , IO, FRN , 2.354% , 10/20/65 ............................... 35,813 1,641

Putnam Funds Trust
Schedule of Investments
Putnam Mortgage Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
GNMA, (continued)
c,d
2017-H11 , DI , IO, FRN , 1.758% , 5/20/67 ................................ $ 126,912 $ 6,199
c,d
2019-H02 , DI , IO, FRN , 2.699% , 11/20/68 ............................... 11,344,400 489,073
a,d
2023-84 , DS , IO, FRN , 1.602% , ( 30-day SOFR Average + 5.93% ), 6/20/53 ....... 18,915,565 1,447,440
a,d
2024-30 , EI , IO, FRN , 1.442% , ( 30-day SOFR Average + 5.77% ), 2/20/54 ....... 54,407,946 3,178,393
c,d
2015-H26 , EI , IO, FRN , 1.748% , 10/20/65 ............................... 61,494 1,987
c,d
2015-H25 , EI , IO, FRN , 1.869% , 10/20/65 ............................... 42,045 1,157
c,d
2016-H27 , EI , IO, FRN , 2.049% , 12/20/66 ............................... 10,470,695 402,064
c,d
2019-H07 , EI , IO, FRN , 2.478% , 3/20/69 ................................ 14,092,922 619,849
c,d
2022-H01 , EI , IO, FRN , 2.715% , 1/20/72 ................................ 4,199,513 222,259
a,d
2020-62 , ES , IO, FRN , 1.711% , ( 1-month SOFR + 6.036% ), 5/20/50 ............ 28,151,510 3,593,248
a,d
2023-35 , ES , IO, FRN , 1.872% , ( 30-day SOFR Average + 6.2% ), 2/20/53 ........ 14,643,497 1,062,132
a,d
2023-173 , ES , IO, FRN , 2.622% , ( 30-day SOFR Average + 6.95% ), 11/20/53 ..... 16,512,347 1,109,362
a,d
2024-4 , ES , IO, FRN , 2.622% , ( 30-day SOFR Average + 6.95% ), 1/20/54 ........ 28,854,512 2,286,357
d
2015-79 , GI , IO, 5% , 10/20/39 ........................................ 37,544 8,389
d
2017-104 , GI , IO, 4% , 7/20/47 ........................................ 5,508,010 1,115,300
d
2022-10 , GI , IO, 4.5% , 1/20/52 ........................................ 4,754,197 1,142,526
d
2024-4 , GI , IO, 5% , 2/20/53 .......................................... 7,543,185 1,850,330
c,d
2019-H12 , GI , IO, FRN , 2.637% , 7/20/69 ................................ 6,909,009 289,210
c,d
2022-H09 , GI , IO, FRN , 2.713% , 4/20/72 ................................ 17,947,098 914,710
a,d
2024-4 , GS , IO, FRN , 1.372% , ( 30-day SOFR Average + 5.7% ), 1/20/54 ........ 19,041,422 1,211,975
d
2013-34 , HI , IO, 4.5% , 3/20/43 ........................................ 75,526 12,854
d
2021-191 , HI , IO, 3% , 10/20/51 ....................................... 2,727,950 446,885
c,d
2015-H10 , HI , IO, FRN , 2.036% , 4/20/65 ................................ 49,441 2,329
c,d
2016-H24 , HI , IO, FRN , 2.93% , 9/20/66 ................................. 5,760,632 365,334
a,d
2023-101 , HS , IO, FRN , 1.672% , ( 30-day SOFR Average + 6% ), 7/20/53 ........ 22,211,357 1,454,291
a,d
2024-51 , HS , IO, FRN , 1.672% , ( 30-day SOFR Average + 6% ), 3/20/54 ......... 45,314,077 2,663,716
d
2016-17 , IA , IO, 4.5% , 3/20/45 ........................................ 120,598 23,008
d
2021-176 , IA , IO, 3.5% , 10/20/51 ...................................... 12,748,118 2,205,009
d
2022-160 , IB , IO, 4.5% , 2/20/50 ....................................... 16,992,819 3,570,351
c,d
2019-H14 , IB , IO, FRN , 2.529% , 8/20/69 ................................ 157,482 6,808
d
2021-177 , IG , IO, 3.5% , 10/20/51 ...................................... 17,947,888 2,873,556
d
2024-4 , IG , IO, 5% , 12/20/52 ......................................... 7,882,752 1,389,378
c,d
2022-H09 , IG , IO, FRN , 2.545% , 4/20/72 ................................ 13,545,664 627,787
c,d
2019-H15 , IH , IO, FRN , 1.925% , 9/20/69 ................................ 8,464,060 333,645
d
2021-59 , IK , IO, 5% , 4/20/51 ......................................... 5,884,173 1,160,254
d
2021-176 , IK , IO, 5.5% , 10/20/51 ...................................... 4,611,775 889,436
d
2020-32 , IM , IO, 3.5% , 3/16/50 ........................................ 10,162,421 2,050,133
d
2022-34 , IV , IO, 3.5% , 3/20/51 ........................................ 10,069,261 1,955,223
c,d
2017-H16 , JI , IO, FRN , 2.038% , 8/20/67 ................................. 248,272 10,850
c,d
2016-H04 , KI , IO, FRN , 1.816% , 2/20/66 ................................ 6,654,891 153,894
c,d
2016-H11 , KI , IO, FRN , 2.232% , 5/20/66 ................................ 38,466,437 1,296,923
d
2015-105 , LI , IO, 5% , 10/20/39 ........................................ 351,416 75,949
d
2016-75 , LI , IO, 6% , 1/20/40 ......................................... 20,176 2,999
d
2015-89 , LI , IO, 5% , 12/20/44 ......................................... 325,582 60,246
a,d
2024-126 , LS , IO, FRN , 2.322% , ( 30-day SOFR Average + 6.65% ), 8/20/54 ...... 29,434,490 2,473,775
d
2015-53 , MI , IO, 4% , 4/16/45 ......................................... 58,206 11,611
d
2020-151 , MI , IO, 2.5% , 10/20/50 ...................................... 3,967,234 581,821
d
2020-173 , MI , IO, 2.5% , 11/20/50 ...................................... 14,986,529 2,207,851
d
2021-7 , MI , IO, 2.5% , 1/20/51 ......................................... 15,300,331 2,260,537
c,d
2017-H06 , MI , IO, FRN , 2.278% , 2/20/67 ................................ 541,380 22,625
c,d
2017-H10 , MI , IO, FRN , 1.92% , 4/20/67 ................................. 1,987,033 58,765
c,d
2017-H19 , MI , IO, FRN , 2.076% , 4/20/67 ................................ 1,454,502 58,211
a,d
2020-112 , MS , IO, FRN , 1.861% , ( 1-month SOFR + 6.186% ), 8/20/50 .......... 6,517,576 907,094
d
2021-97 , NI , IO, 2.5% , 8/20/49 ........................................ 11,541,694 1,398,530
c,d
2016-H23 , NI , IO, FRN , 2.999% , 10/20/66 ............................... 69,939 3,008
c,d
2017-H08 , NI , IO, FRN , 2.288% , 3/20/67 ................................ 175,444 5,647

Putnam Funds Trust
Schedule of Investments
Putnam Mortgage Opportunities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
GNMA, (continued)
a,d
2024-4 , NS , IO, FRN , 1.422% , ( 30-day SOFR Average + 5.75% ), 1/20/54 ........ $ 19,183,376 $ 1,209,374
d
2020-167 , PI , IO, 3.5% , 11/20/50 ...................................... 2,149,058 378,733
a,d
2023-20 , PS , IO, FRN , 1.422% , ( 30-day SOFR Average + 5.75% ), 2/20/53 ....... 48,048,986 2,280,054
a
2024-78 , QF , FRN , 5.428% , ( 30-day SOFR Average + 1.1% ), 5/20/54 ........... 3,826,427 3,834,822
d
2021-146 , QI , IO, 3% , 8/20/51 ........................................ 14,244,243 2,217,347
c,d
2016-H18 , QI , IO, FRN , 3.312% , 6/20/66 ................................ 531,347 28,384
a,d
2010-26 , QS , IO, FRN , 1.811% , ( 1-month SOFR + 6.136% ), 2/20/40 ........... 16,219,359 1,738,589
a,d
2024-64 , QS , IO, FRN , 1.672% , ( 30-day SOFR Average + 6% ), 4/20/54 ......... 52,782,727 3,875,139
a,d
2020-189 , S , IO, FRN , 1.611% , ( 1-month SOFR + 5.936% ), 12/20/49 ........... 14,973,544 1,606,850
a,d
2024-11 , S , IO, FRN , 2.072% , ( 30-day SOFR Average + 6.4% ), 1/20/54 ......... 24,008,847 1,466,825
a,d
2024-97 , S , IO, FRN , 1.472% , ( 30-day SOFR Average + 5.8% ), 3/20/54 ......... 46,783,893 3,356,188
a,d
2020-47 , SA , IO, FRN , 1.561% , ( 1-month SOFR + 5.886% ), 5/20/44 ........... 3,010,648 315,811
a,d
2024-7 , SA , IO, FRN , 2.072% , ( 30-day SOFR Average + 6.4% ), 1/20/54 ......... 20,835,229 1,406,226
a,d
2022-63 , SB , IO, FRN , 1.272% , ( 30-day SOFR Average + 5.6% ), 11/20/46 ....... 3,737,504 299,922
a,d
2022-90 , SB , IO, FRN , 1.822% , ( 30-day SOFR Average + 6.15% ), 5/20/52 ....... 11,031,218 824,484
a,d
2023-13 , SB , IO, FRN , 1.922% , ( 30-day SOFR Average + 6.25% ), 1/20/53 ....... 26,837,233 1,988,902
a,d
2023-20 , SB , IO, FRN , 2.672% , ( 30-day SOFR Average + 7% ), 2/20/53 ......... 23,990,969 2,255,571
a,d
2023-114 , SB , IO, FRN , 1.722% , ( 30-day SOFR Average + 6.05% ), 8/20/53 ...... 36,421,329 2,541,105
a,d
2019-103 , SC , IO, FRN , 1.611% , ( 1-month SOFR + 5.936% ), 8/20/49 ........... 11,696,677 1,273,533
a,d
2020-167 , SC , IO, FRN , 1.861% , ( 1-month SOFR + 6.186% ), 11/20/50 .......... 13,361,884 1,756,122
a,d
2024-197 , SC , IO, FRN , 1.672% , ( 30-day SOFR Average + 6% ), 12/20/54 ....... 21,594,205 2,046,530
a,d
2019-121 , SD , IO, FRN , 1.561% , ( 1-month SOFR + 5.886% ), 10/20/49 ......... 2,985,272 320,518
a,d
2022-179 , SD , IO, FRN , 1.661% , ( 1-month SOFR + 5.986% ), 11/20/49 .......... 11,250,129 1,224,610
a,d
2021-57 , SD , IO, FRN , 1.861% , ( 1-month SOFR + 6.186% ), 3/20/51 ........... 8,598,217 1,142,560
a,d
2023-149 , SE , IO, FRN , 2.122% , ( 30-day SOFR Average + 6.45% ), 9/20/63 ...... 24,466,341 1,123,724
a,d
2022-128 , SH , IO, FRN , 1.652% , ( 30-day SOFR Average + 5.98% ), 7/20/52 ...... 25,030,380 2,535,783
a,d
2022-120 , SH , IO, FRN , 1.722% , ( 30-day SOFR Average + 6.05% ), 7/20/52 ...... 38,847,062 3,354,545
a,d
2023-35 , SH , IO, FRN , 2.122% , ( 30-day SOFR Average + 6.45% ), 2/20/53 ....... 12,787,925 1,107,946
a,d
2011-156 , SK , IO, FRN , 2.161% , ( 1-month SOFR + 6.486% ), 4/20/38 ........... 23,377 3,112
a,d
2021-98 , SK , IO, FRN , 1.861% , ( 1-month SOFR + 6.186% ), 6/20/51 ........... 9,117,963 1,205,797
a,d
2023-103 , SK , IO, FRN , 1.672% , ( 30-day SOFR Average + 6% ), 7/20/53 ........ 45,936,750 2,993,372
a,d
2023-114 , SK , IO, FRN , 1.522% , ( 30-day SOFR Average + 5.85% ), 8/20/53 ...... 42,254,618 2,676,505
a,d
2023-13 , SL , IO, FRN , 1.922% , ( 30-day SOFR Average + 6.25% ), 1/20/53 ....... 17,340,605 1,312,053
a,d
2023-152 , SL , IO, FRN , 1.972% , ( 30-day SOFR Average + 6.3% ), 10/20/53 ...... 25,187,355 1,947,151
a,d
2013-182 , SP , IO, FRN , 2.261% , ( 1-month SOFR + 6.586% ), 12/20/43 .......... 525,611 67,032
a,d
2022-45 , SP , IO, FRN , 1.472% , ( 30-day SOFR Average + 5.8% ), 5/20/50 ........ 32,440,833 2,363,905
a,d
2023-20 , SP , IO, FRN , 2.672% , ( 30-day SOFR Average + 7% ), 2/20/53 ......... 23,186,921 1,675,890
a,d
2021-59 , SQ , IO, FRN , 1.861% , ( 1-month SOFR + 6.186% ), 4/20/51 ........... 6,895,449 885,548
a,d
2021-96 , SQ , IO, FRN , 1.911% , ( 1-month SOFR + 6.236% ), 6/20/51 ........... 1,798,101 255,438
a,d
2023-24 , SQ , IO, FRN , 1.922% , ( 30-day SOFR Average + 6.25% ), 2/20/53 ....... 17,560,838 1,328,001
a,d
2024-30 , SU , IO, FRN , 1.522% , ( 30-day SOFR Average + 5.85% ), 2/20/54 ....... 31,826,704 2,225,495
a,d
2019-96 , SY , IO, FRN , 1.661% , ( 1-month SOFR + 5.986% ), 8/20/49 ............ 13,691,753 1,689,650
d
2021-29 , TI , IO, 2.5% , 2/20/51 ........................................ 20,266,629 3,299,567
d
2021-182 , TI , IO, 3.5% , 10/20/51 ...................................... 8,732,751 1,710,324
d
2020-162 , UI , IO, 2.5% , 10/20/50 ...................................... 13,102,022 1,805,903
d
2017-179 , WI , IO, 5% , 12/20/47 ....................................... 243,482 56,016
a,d
2024-30 , WS , IO, FRN , 1.472% , ( 30-day SOFR Average + 5.8% ), 2/20/54 ....... 40,410,812 2,398,220
c,d
2015-H16 , XI , IO, FRN , 2.963% , 7/20/65 ................................ 2,627,201 141,020
208,823,078
a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $ 194,690,629 ) ........
208,823,078
Total Long Term Investments (Cost $ 1,151,413,482 ) .............................
1,162,252,789
a
a a a a

Putnam Funds Trust
Schedule of Investments
Putnam Mortgage Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Short Term Investments 16.6%
a a
Principal
Amount
a
Value
U.S. Government and Agency Securities 2.4%
g,h
U.S. Treasury Bills , 4 .18% , 10/02/25 ..................................... $ 14,500,000 $ 14,294,083
Total U.S. Government and Agency Securities (Cost $ 14,300,248 ) .................
14,294,083
Shares
a
Money Market Funds 14.2%
i,j
Putnam Short Term Investment Fund, Class P , 4.555% ....................... 85,540,476 85,540,476
Total Money Market Funds (Cost $ 85,540,476 ) ..................................
85,540,476
Total Short Term Investments (Cost $ 99,840,724 ) ................................
99,834,559
a
Total Investments (Cost $ 1,251,254,206 ) 209.4% ................................
$1,262,087,348
TBA Sale Commitments (56.2) % ...............................................
(338,797,100)
Other Assets, less Liabilities (53.2) % ..........................................
(320,466,724)
Net Assets 100.0% ...........................................................
$602,823,524
Principal
Amount
a a a a
TBA Sale Commitments (56.2)%
Mortgage-Backed Securities (56.2)%
Federal National Mortgage Association (FNMA) Fixed Rate (54.9)%
k
Uniform Mortgage-Backed Securities ,
2.5% , TBA, 6/25/55 .................................................. (25,000,000) (20,340,332)
3% , TBA, 6/25/55 ................................................... (4,000,000) (3,404,214)
3.5% , TBA, 6/25/55 .................................................. (1,000,000) (886,507)
4% , TBA, 6/25/55 ................................................... (1,000,000) (916,303)
4% , TBA, 7/25/55 ................................................... (1,000,000) (916,030)
4.5% , TBA, 6/25/55 .................................................. (4,000,000) (3,773,147)
5% , TBA, 6/25/55 ................................................... (14,000,000) (13,553,268)
5.5% , TBA, 6/25/55 .................................................. (172,000,000) (170,300,361)
6% , TBA, 6/25/55 ................................................... (116,000,000) (117,150,454)
(331,240,616)
Government National Mortgage Association (GNMA) Fixed Rate (1.3)%
k
GNMA II, Single-family, 30 Year , 2.5% , 6/15/55 ............................. (9,000,000) (7,556,484)
Total TBA Sale Commitments ( Cost $ (338,096,739) ) .............................
$(338,797,100)

Putnam Funds Trust
Schedule of Investments
Putnam Mortgage Opportunities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

†
Rounds to less than 0.1% of net assets.
a
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2025, the aggregate value of these securities was $197,821,041, representing 32.8% of net assets.
c
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
d
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
e
Defaulted security or security for which income has been deemed uncollectible. See Note 7 .
f
Security purchased on a to-be-announced (TBA) basis. See Note 1 ( c ).
g
The rate shown represents the yield at period end.
h
A portion or all of the security has been segregated as collateral for certain derivative contracts. At May 31, 2025, the value of this security pledged amounted to
$10,963,465, representing 1.8% net assets.
i
See Note 3 ( g ) regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.
k
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.

Putnam Funds Trust
Schedule of Investments, May 31, 2025
Putnam Mortgage Opportunities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At May 31, 2025, the Fund had the following futures contracts outstanding. See Note 1(e).
At May 31, 2025, the Fund had the following forward premium swap options contracts outstanding. See Note 1(e).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Ultra Notes ................ Short 1,281 $ 144,172,547 9/19/25 $ (272,670)
U.S. Treasury 2 Year Notes ..................... Short 2,108 437,278,250 9/30/25 (464,165)
Total Futures Contracts ...................................................................... $(736,835)
*
As of period end.
Forward Premium Swap Option Contracts
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
par t y
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
3.8%/1-day SOFR/Jun-35/(Written) BNDP 6/13/25 / 3.8% 76,355,600 $ (1,565,290) $ 1,262,867
3.1%/1-day SOFR/Jun-35/(Written) BNDP 6/13/25 / 3.1% 76,355,600 (335,965) 335,190
3.65%/1-day SOFR/Jun-35/(Purchased) BNDP 6/13/25 / 3.65% 152,711,200 2,340,299 (2,187,032)
(3.833%)/1-day SOFR/Sep-35/(Purchased) BNDP 9/08/25 / 3.833% 37,243,300 888,253 (217,600)
3.833%/1-day SOFR/Sep-35/(Purchased) BNDP 9/08/25 / 3.833% 37,243,300 888,253 (271,152)
3.55%/1-day SOFR/Nov-27/(Written) BOFA 11/24/25 / 3.55% 310,533,900 (1,823,312) (257,002)
(3.56%)/1-day SOFR/Nov-27/(Purchased) BOFA 11/24/25 / 3.56% 310,533,900 1,791,542 (358,778)
3.428%/1-day SOFR/Aug-37/(Purchased) BOFA 8/13/27 / 3.428% 30,052,000 1,729,492 (870,725)
(3.428%)/1-day SOFR/Aug-37/(Purchased) BOFA 8/13/27 / 3.428% 30,052,000 1,729,493 516,109
3.04%/1-day SOFR/Oct-35/(Written) CITI 10/03/25 / 3.04% 46,276,100 (462,761) 353,529
3.54%/1-day SOFR/Oct-35/(Purchased) CITI 10/03/25 / 3.54% 46,276,100 1,166,158 (734,775)
3.965%/1-day SOFR/Mar-38/(Purchased) DBAB 3/06/28 / 3.965% 20,730,000 1,129,785 (129,048)
(3.965%)/1-day SOFR/Mar-38/(Purchased) DBAB 3/06/28 / 3.965% 20,730,000 1,129,785 83,126
3.15%/1-day SOFR/Jul-35/(Written) GSCO 7/03/25 / 3.15% 76,355,600 (267,245) 255,215
3.85%/1-day SOFR/Jul-35/(Written) GSCO 7/03/25 / 3.85% 76,355,600 (1,242,687) 538,625
3.7%/1-day SOFR/Jul-35/(Purchased) GSCO 7/03/25 / 3.7% 152,711,200 1,832,534 (1,160,076)
Unrealized appreciation 3,344,661
Unrealized (depreciation) (6,186,188)
Total $(2,841,527)
*
In U.S. dollars unless otherwise indicated.

Putnam Funds Trust
Schedule of Investments
Putnam Mortgage Opportunities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At May 31, 2025, the Fund had the following credit default swap contracts outstanding. See Note 1(e).
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts
Contracts to Buy Protection
(c)
Traded Index
CMBX.NA.BB.10 (5.00)% Monthly CITI 11/17/59 1,085,000 $ 586,412 $ 464,005 $ 122,407
CMBX.NA.BB.10 (5.00)% Monthly GSCO 11/17/59 836,000 451,835 376,522 75,313
CMBX.NA.BB.10 (5.00)% Monthly MLCO 11/17/59 47,000 25,402 2,674 22,728
CMBX.NA.BB.13 (5.00)% Monthly GSCO 12/16/72 1,293,000 494,271 486,491 7,780
CMBX.NA.BB.8 . (5.00)% Monthly CITI 10/17/57 576,000 268,738 249,406 19,332
CMBX.NA.BB.8 . (5.00)% Monthly MSCO 10/17/57 326,000 152,098 143,186 8,912
CMBX.
NA.BBB-.11 .. (3.00)% Monthly GSCO 11/18/54 2,375,000 309,344 306,375 2,969
CMBX.
NA.BBB-.12 .. (3.00)% Monthly CITI 8/17/61 1,024,000 185,656 290,603 (104,947)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly GSCO 8/17/61 7,038,000 1,276,020 1,660,789 (384,769)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly MSCO 8/17/61 1,069,000 193,815 340,040 (146,225)
CMBX.
NA.BBB-.13 .. (3.00)% Monthly GSCO 12/16/72 2,375,000 511,219 502,313 8,906
CMBX.NA.BBB-.8 (3.00)% Monthly MSCO 10/17/57 3,436,000 585,589 707,311 (121,722)
CMBX.NA.BBB-.9 (3.00)% Monthly MSCO 9/17/58 2,375,000 429,479 426,609 2,870
Contracts to Sell Protection
(c)(d)
Traded Index
CMBX.NA.BB.10 5.00% Monthly JPHQ 11/17/59 289,000 (156,197) (23,189) (133,008)
Non-
Investment
Grade
CMBX.NA.BB.13 5.00% Monthly CITI 12/16/72 3,396,000 (1,298,179) (1,451,985) 153,806
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly CITI 5/11/63 3,724,000 (314,300) (647,506) 333,206
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly JPHQ 5/11/63 1,567,000 (132,252) (806,690) 674,438
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MLCO 5/11/63 200,000 (16,880) (22,364) 5,484
Non-
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly CITI 4/17/65 221,000 (37,901) (50,236) 12,335
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly GSCO 4/17/65 114,000 (19,551) (23,410) 3,859
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly MSCO 4/17/65 114,000 (19,551) (25,914) 6,363
Investment
Grade
Total OTC Swap Contracts .............................................. $3,475,067 $2,905,030 $570,037
Total Credit Default Swap Contracts .................................... $3,475,067 $ 2,905,030 $570,037

Putnam Funds Trust
Schedule of Investments
Putnam Mortgage Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At May 31, 2025, the Fund had the following interest rate swap contracts outstanding. See Note 1(e).
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.75% .... Annual 6/18/27 1,072,102,000 $ (1,873,134) $ (1,130,357) $ (742,777)
Receive Fixed 3.56% .. Annual
Pay Floating 1-day
SOFR ............ Annual 11/26/27 310,533,900 677,959 59,718 618,241
Receive Fixed 3.75% .. Annual
Pay Floating 1-day
SOFR ............ Annual 6/18/30 80,124,000 554,829 706,233 (151,404)
Receive Fixed 3.194% . Annual
Pay Floating 1-day
SOFR ............ Annual 9/24/34 105,233,400 (6,183,225) 1,389 (6,184,614)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.85% .... Annual 6/18/35 244,262,000 68,325 (152,353) 220,678
Receive Fixed 3.55% .. Annual
Pay Floating 1-day
SOFR ............ Annual 3/19/55 1,349,000 (116,573) (48,430) (68,143)
Receive Fixed 3.85% .. Annual
Pay Floating 1-day
SOFR ............ Annual 6/18/55 21,206,000 (682,460) 915,493 (1,597,953)
Total Centrally Cleared Swap Contracts ................................... $(7,554,279) $351,693 $(7,905,972)
Total Interest Rate Swap Contracts ................................. $(7,554,279) $ 351,693 $(7,905,972)
*
In U.S. dollars unless otherwise indicated.
See Note  8  regarding other derivative information.
See A bbreviations on page 41 .

Putnam Funds Trust
Financial Statements
Statement of Assets and Liabilities
May 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam
Mortgage
Opportunities
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,165,713,730
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 85,540,476
Value - Unaffiliated issuers .................................................................. $1,176,546,872
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 85,540,476
Cash .................................................................................... 3,679,324
Receivables:
Receivable for sales of TBA securities (Note 1 c ) .................................................. 337,985,176
Capital shares sold ........................................................................ 745,421
Dividends and interest ..................................................................... 3,829,549
Deposits with brokers for:
Centrally cleared swap contracts ............................................................ 16,328,219
OTC swap contracts (upfront payments ) .......................................................... 5,956,324
Unrealized appreciation on forward premium swap option contracts ..................................... 3,344,661
Unrealized appreciation on OTC swap contracts .................................................... 1,460,708
Prepaid expenses .......................................................................... 69,451
Total assets .......................................................................... 1,635,486,181
Liabilities:
Payables:
Payable for purchases of TBA securities (Note 1 c ) ................................................. 675,177,383
Capital shares redeemed ................................................................... 671,579
Management fees ......................................................................... 209,328
Administrative fees ........................................................................ 1,542
Distribution fees .......................................................................... 10,410
Transfer agent fees ........................................................................ 147,886
Trustees' fees and expenses ................................................................. 12,887
Variation margin on futures contracts ........................................................... 261,224
Variation margin on centrally cleared swap contracts ............................................... 3,338,086
Deposits from brokers for:
OTC derivative contracts .................................................................. 3,671,698
OTC swap contracts (upfront receipts ) ........................................................... 3,051,294
Unrealized depreciation on OTC swap contracts .................................................... 890,671
Unrealized depreciation on forward premium swap option contracts ..................................... 6,186,188
TBA sale commitments, at value (proceeds $338,096,739) (Note 1c) ...................................... 338,797,100
Accrued expenses and other liabilities ........................................................... 235,381
Total liabilities ......................................................................... 1,032,662,657
Net assets, at value ................................................................. $602,823,524
Net assets consist of:
Paid-in capital ............................................................................. $634,720,093
Total distributable earnings (losses) ............................................................. (31,896,569)
Net assets, at value ................................................................. $602,823,524

Putnam Funds Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
May 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam
Mortgage
Opportunities
Fund
Class A:
Net assets, at value ....................................................................... $22,300,246
Shares outstanding ........................................................................ 2,499,656
Net asset value per share
a,b
.................................................................. $8.92
Maximum offering price per share (net asset value per share ÷ 96.00%)
b
................................ $9.29
Class C:
Net assets, at value ....................................................................... $6,910,349
Shares outstanding ........................................................................ 772,624
Net asset value and maximum offering price per share
a,b
............................................ $8.94
Class I:
Net assets, at value ....................................................................... $109,458,952
Shares outstanding ........................................................................ 12,248,875
Net asset value and maximum offering price per share
b
............................................. $8.94
Class R6:
Net assets, at value ....................................................................... $6,600,316
Shares outstanding ........................................................................ 737,908
Net asset value and maximum offering price per share
b
............................................. $8.94
Class Y:
Net assets, at value ....................................................................... $457,553,661
Shares outstanding ........................................................................ 51,262,525
Net asset value and maximum offering price per share
b
............................................. $8.93
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Funds Trust
Financial Statements
Statement of Operations
for the year ended May 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam
Mortgage
Opportunities
Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 g ) ............................................................. $3,707,438
Interest:
Unaffiliated issuers ........................................................................ 32,806,984
Total investment income ................................................................... 36,514,422
Expenses:
Management fees (Note 3 a ) ................................................................... 3,113,697
Administrative fees (Note 3 b ) .................................................................. 9,542
Distribution fees: (Note 3c )
    Class A ................................................................................ 51,463
    Class C ................................................................................ 51,035
Transfer agent fees: (Note 3e)
    Class A ................................................................................ 28,418
    Class C ................................................................................ 6,967
    Class I ................................................................................. 13,194
    Class R6 ............................................................................... 3,309
    Class Y ................................................................................ 561,438
Custodian fees (Note 4 ) ...................................................................... 48,275
Reports to shareholders fees .................................................................. 39,357
Registration and filing fees .................................................................... 85,103
Professional fees ........................................................................... 169,063
Trustees' fees and expenses .................................................................. 22,175
Interest expense ........................................................................... 1,121
Other .................................................................................... 11,737
Total expenses ......................................................................... 4,215,894
Expense reductions (Note 4 ) ............................................................... (9,279)
Expenses waived/paid by affiliates (Note 3 g and 3 h ) .............................................. (855,648)
Net expenses ......................................................................... 3,350,967
Net investment income ................................................................ 33,163,455
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 2,649,690
Forward premium swap option contracts ........................................................ (33,790)
Futures contracts ......................................................................... (2,109,723)
TBA sale commitments ..................................................................... 1,387,773
Swap contracts ........................................................................... (7,314,918)
Net realized gain (loss) .................................................................. (5,420,968)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers and TBA sale commitments ................................................. 23,438,909
Translation of other assets and liabilities denominated in foreign currencies .............................. (14)
Forward premium swap option contracts ........................................................ (2,048,355)
Futures contracts ......................................................................... (1,344,678)
Swap contracts ........................................................................... (10,704,866)
Net change in unrealized appreciation (depreciation) ............................................ 9,340,996
Net realized and unrealized gain (loss) ............................................................ 3,920,028
Net increase (decrease) in net assets resulting from operations .......................................... $37,083,483

Putnam Funds Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Mortgage Opportunities Fund
Year Ended
May 31, 2025
Year Ended
May 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $33,163,455 $29,247,909
Net realized gain (loss) ................................................. (5,420,968) 7,747,932
Net change in unrealized appreciation (depreciation) ........................... 9,340,996 13,979,175
Net increase (decrease) in net assets resulting from operations ................ 37,083,483 50,975,016
Distributions to shareholders:
Class A ............................................................. (1,213,272) (920,881)
Class C ............................................................. (299,066) (135,862)
Class I ............................................................. (6,320,856) (15,382,476)
Class R6 ............................................................ (359,014) (330,810)
Class Y ............................................................. (24,975,186) (17,850,699)
Distributions to shareholders from tax return of capital:
Class A ............................................................. (91,933) —
Class C ............................................................. (22,661) —
Class I ............................................................. (478,950) —
Class R6 ............................................................ (27,204) —
Class Y ............................................................. (1,892,443) —
Total distributions to shareholders .......................................... (35,680,585) (34,620,728)
Capital share transactions: (Note 2 )
Class A ............................................................. 6,359,844 5,064,724
Class C ............................................................. 4,208,715 749,685
Class I ............................................................. (77,076,945) 32,130,450
Class R6 ............................................................ 5,262,818 (2,305,207)
Class Y ............................................................. 119,452,571 130,119,484
Total capital share transactions ............................................ 58,207,003 165,759,136
Net increase (decrease) in net assets ................................... 59,609,901 182,113,424
Net assets:
Beginning of year ....................................................... 543,213,623 361,100,199
End of year ........................................................... $602,823,524 $543,213,623

Putnam Funds Trust
Notes to Financial Statements
Putnam Mortgage Opportunities Fund

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Annual Report
1. Organization and Significant Accounting Policies
Putnam Funds Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of sixteen
separate funds. The Trust follows the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Putnam
Mortgage Opportunities Fund (Fund) is included in this
report. The Fund offers five classes of shares: Class A,
Class C, Class I, Class R6 and Class Y. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Stripped Securities
The Fund may invest in stripped securities which represent
a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Mortgage Opportunities Fund
(continued)
initial investment in these securities. Conversely, principal-
only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower
than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
c. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when issued,
forward commitment or delayed delivery and to-be-
announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Collateral has been pledged and/or received
for open TBA trades.
The Fund may also enter into TBA sale commitments
to hedge its portfolio positions, to sell mortgage-backed
securities it owns under delayed delivery arrangements
or to take a short position in mortgage-backed securities.
Proceeds of TBA sale commitments are not received until
the contractual settlement date. During the time a TBA sale
commitment is outstanding, either equivalent deliverable
securities or an offsetting TBA purchase commitment
deliverable on or before the sale commitment date are
held as “cover” for the transaction, or other liquid assets
in an amount equal to the notional value of the TBA sale
commitment are segregated. If the TBA sale commitment is
closed through the acquisition of an offsetting TBA purchase commitment, the Fund realizes a gain or loss. If the Fund
delivers securities under the commitment, the Fund realizes
a gain or a loss from the sale of the securities based upon
the unit price established at the date the commitment was
entered into.
TBA commitments, which are accounted for as purchase and
sale transactions, may be considered securities themselves,
and involve a risk of loss due to changes in the value of
the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the Fund and the counterparty.
Unsettled TBA commitments are valued at their fair value
according to the procedures described in the Financial
Instrument Valuation note. The contract is marked to market
daily and the change in fair value is recorded by the Fund as an unrealized gain or loss. Based on market circumstances,
the investment manager will determine whether to take
delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
d. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
1. Organization and Significant Accounting Policies
(continued)
b. Stripped Securities
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Mortgage Opportunities Fund
(continued)
e. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
1. Organization and Significant Accounting Policies
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Mortgage Opportunities Fund
(continued)
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statement of Operations. Credit default swap
contracts outstanding at period end, if any, are listed in the
Fund's Schedule of Investments.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time
they are realized. Interest rate swap contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to interest rate risk. An
option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When
an option is purchased or written, an amount equal to the
premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition
cost or sales proceeds of the underlying investment is
adjusted by any premium received or paid. Upon expiration
of an option, any premium received or paid is recorded as
a realized gain or loss. Upon closing an option other than
through expiration or exercise, the difference between the
premium received or paid and the cost to close the position
is recorded as a realized gain or loss. Option contracts
outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
See Note 8 regarding other derivative information.
f. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of May 31, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Mortgage Opportunities Fund
(continued)
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued
daily. Amortization of premium and accretion of discount on
debt securities are included in interest income. Paydown
gains and losses are recorded as an adjustment to interest
income. Dividend income is recorded on the ex-dividend
date except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by
the Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At May 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
May 31, 2025
Year Ended
May 31, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 1,872,190 $16,632,334 1,056,215 $9,208,735
Shares issued in reinvestment of distributions .......... 136,581 1,207,400 105,132 907,044
Shares redeemed ............................... (1,295,373) (11,479,890) (579,326) (5,051,055)
Net increase (decrease) .......................... 713,398 $6,359,844 582,021 $5,064,724
1. Organization and Significant Accounting Policies
(continued)
g. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Mortgage Opportunities Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
May 31, 2025
Year Ended
May 31, 2024
Shares Amount Shares Amount
Class C Shares:
Shares sold ................................... 503,606 $4,476,521 161,092 $1,412,851
Shares issued in reinvestment of distributions .......... 29,918 265,325 15,714 135,862
Shares redeemed
a
.............................. (59,840) (533,131) (92,135) (799,028)
Net increase (decrease) .......................... 473,684 $4,208,715 84,671 $749,685
Class I Shares:
Shares sold ................................... — $— 4,440,600 $38,500,000
Shares issued in reinvestment of distributions .......... 665,976 5,897,137 999,221 8,630,450
Shares redeemed ............................... (9,371,859) (82,974,082) (1,729,925) (15,000,000)
Net increase (decrease) .......................... (8,705,883) $(77,076,945) 3,709,896 $32,130,450
Class R6 Shares:
Shares sold ................................... 2,060,196 $18,332,290 207,293 $1,804,964
Shares issued in reinvestment of distributions .......... 41,035 364,086 35,343 304,987
Shares redeemed ............................... (1,516,814) (13,433,558) (503,544) (4,415,158)
Net increase (decrease) .......................... 584,417 $5,262,818 (260,908) $(2,305,207)
Class Y Shares:
Shares sold ................................... 37,845,848 $336,564,359 26,015,650 $227,510,200
Shares issued in reinvestment of distributions .......... 2,860,910 25,313,366 1,979,273 17,082,895
Shares redeemed ............................... (27,361,332) (242,425,154) (13,200,718) (114,473,611)
Net increase (decrease) .......................... 13,345,426 $119,452,571 14,794,205 $130,119,484
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Putnam Investments Limited (PIL) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Retail Management Limited Partnership (Putnam Retail
Management)
Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
2. Shares of Beneficial Interest
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Mortgage Opportunities Fund
(continued)
a. Management Fees
Effective July 15, 2024, Putnam Management transferred its management contract with the Fund to Advisers. As a result of the transfer, Advisers replaced Putnam Management as the investment adviser of the Fund. In connection with the transfer, the
Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Advisers.
In addition, Putnam Management transferred to Advisers the sub-management contract between Putnam Management and
PIL in respect of the Fund.
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended May 31, 2025, the gross effective investment management fee rate was 0.543% of the Fund’s average daily net assets.
Effective July 15, 2024, Advisers retained Putnam Management as subadvisor for the Fund pursuant to a new subadvisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund.
Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Effective November 1, 2024, under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund. Prior to November 1, 2024, PIL provided subadvisory services to the Fund. Effective November 1, 2024, PIL merged into FTIML, and PIL investment professionals became employees of FTIML.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors, or for periods prior to August 2, 2024, Putnam Retail
Management, for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors and to Putnam Retail Management at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
Annualized Fee Rate Net Assets
0.550% of the first $500 million of average net assets
0.500% of the next $500 million of average net assets
0.450% of any excess thereafter
3. Transactions with Affiliates
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Mortgage Opportunities Fund
(continued)
d. Sales Charges/Underwriting Agreements
For the period from August 2, 2024 through May 31, 2025, Franklin Distributors, acting as underwriter, received net commissions of $6,181 from the sale of class A shares and received $267 in contingent deferred sales charges from redemptions of class C shares. For the period June 1, 2024 through August 1, 2024, Putnam Retail Management, acting as underwriter, received net commissions of $1,048 from the sale of class A shares and received $701 in contingent deferred sales charges from redemptions of class C shares. A deferred sales charge of up to 1.00% is accessed on certain redemptions of class A shares. For the period from August 2, 2024 through May 31, 2025, Franklin Distributors, acting as underwriter, received $12 on class A redemptions. For the period from June 1, 2024 through August 1, 2024, Putnam Retail Management, acting as underwriter, received no monies on class A redemptions.
e. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C and Class Y shares that included (1) a per account fee for each direct and underlying non-
defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class I shares paid a monthly fee based on the average net assets of Class I shares at an annual rate of 0.01%.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Mortgage Opportunities Fund
(continued)
are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended May 31, 2025, the Fund held investments in affiliated management investment companies as follows:
h. Waiver and Expense Reimbursements
Advisers has contractually agreed, through September 30, 2026, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
Advisers has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the Fund through
September 30, 2026, to the extent that total expenses of the Fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the Fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the Fund’s investment management contract) would exceed an annual rate of 0.46% of the Fund’s average net assets.
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV and its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s transfer agent and custodian fees, respectively. During the year ended May 31, 2025, the fees were reduced as noted in the Statement of Operations. Effective March 10, 2025, earned credits on custodian fees, if any, are recognized as income.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam Mortgage Opportunities Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.555% ...... $94,133,636 $414,726,079 $(423,319,239) $— $— $85,540,476 85,540,476 $3,707,438
Total Affiliated Securities ... $94,133,636 $414,726,079 $(423,319,239) $— $— $85,540,476 $3,707,438
3. Transactions with Affiliates
(continued)
g. Investments in Affiliated Management Investment Companies
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Mortgage Opportunities Fund
(continued)
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At May 31, 2025, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended May 31, 2025 and 2024, was as follows:
At May 31, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities and derivative financial instruments.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended May 31, 2025, aggregated
$8,491,353,817 and $8,163,121,299, respectively.
7. Credit Risk and Defaulted Securities
At May 31, 2025, the Fund had 10.1% of its portfolio invested in high yield securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At May 31,
2025, the value of this security represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable.
The security has been identified in the accompanying Schedule of Investments.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 13,450,282
Long term ................................................................................ 5,924,446
Total capital loss carryforwards ............................................................... $19,374,728
2025 2024
Distributions paid from:
Ordinary income .......................................................... $33,167,394 $34,620,728
Return of capital ........................................................... 2,513,191 —
$35,680,585 $34,620,728
Cost of investments .......................................................................... $928,154,500
Unrealized appreciation ........................................................................ $38,710,881
Unrealized depreciation ........................................................................ (51,232,707)
Net unrealized appreciation (depreciation) .......................................................... $(12,521,826)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Mortgage Opportunities Fund
(continued)
8. Other Derivative Information
At May 31, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended May 31, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam Mortgage Opportunities Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ — Variation margin on futures
contracts
$ 736,835
a
Variation margin on centrally
cleared swap contracts
838,919
b
Variation margin on centrally
cleared swap contracts
8,744,891
b
Unrealized appreciation on
forward premium swap option
contracts
3,344,661
Unrealized depreciation on
forward premium swap option
contracts
6,186,188
Credit contracts ............
OTC swap contracts (upfront
payments)
5,956,324
OTC swap contracts (upfront
receipts)
3,051,294
Unrealized appreciation on OTC
swap contracts
1,460,708
Unrealized depreciation on OTC
swap contracts
890,671
Total .................... $11,600,612 $19,609,879
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
b
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Putnam Mortgage Opportunities Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $(2,109,723) Futures contracts $(1,344,678)
Swap contracts (6,789,242) Swap contracts (11,567,326)
Forward premium swap option
contracts (33,790)
Forward premium swap option
contracts (2,048,355)
Credit contracts ...............
Swap contracts (525,676) Swap contracts 862,460
Total ....................... $(9,458,431) $(14,097,899)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Mortgage Opportunities Fund
(continued)
For the year ended May 31, 2025, the average month end notional amount of futures contracts, swap contracts and options were as follows:
At May 31, 2025, the Fund's OTC derivative assets and liabilities are as follows:
At May 31, 2025, OTC derivative assets, which may be offset against the Fund's OTC derivative liabilities and collateral received from the counterparty, are as follows:
Putnam Mortgage
Opportunities Fund
Futures contracts .......................................................................... $ 689,839,000
Swap contracts ............................................................................ 1,097,475,297
Options .................................................................................. 483,518,269
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Putnam Mortgage Opportunities Fund
Forward Premium Swap Option Contracts ................... $ 3,344,661 $ 6,186,188
Swap Contracts ....................................... 7,417,032 3,941,965
Total ............................................. $10,761,693 $10,128,153
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Putnam Mortgage Opportunities Fund
Counterparty
BNDP ................... $ 1,598,057 $ (1,598,057) $ — $ — $ —
BOFA .................... 516,109 (516,109) — — —
CITI ..................... 1,998,629 (1,998,629) — — —
DBAB ................... 83,126 (83,126) — — —
GSCO ................... 4,225,157 (1,568,255) — (2,521,699) 135,203
JPHQ ................... 674,438 (674,438) — — —
MLCO ................... 30,886 (22,364) — — 8,522
MSCO ................... 1,635,291 (293,861) — (1,150,000) 191,430
Total ................... $10,761,693 $(6,754,839) $— $(3,671,699) $335,155
$ 1
8. Other Derivative Information (continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Mortgage Opportunities Fund
(continued)
At May 31, 2025, OTC derivative liabilities, which may be offset against the Fund's OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(e) regarding derivative financial instruments.
See Abbreviations on page 41 .
9. Credit Facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment Funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the reporting period, the Fund did not use the Global Credit
Facility.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
a,b
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Putnam Mortgage Opportunities Fund
Counterparty
BNDP ................... $ 2,675,784 $ (1,598,057) $ (999,600) $ — $ 78,127
BOFA .................... 1,486,505 (516,109) (744,278) — 226,118
CITI ..................... 2,989,449 (1,998,629) (990,820) — —
DBAB ................... 129,048 (83,126) — — 45,922
GSCO ................... 1,568,255 (1,568,255) — — —
JPHQ ................... 962,887 (674,438) (288,449) — —
MLCO ................... 22,364 (22,364) — — —
MSCO ................... 293,861 (293,861) — — —
Total ................... $10,128,153 $(6,754,839) $(3,023,147) $— $350,167
a
See the accompanying Schedule of Investments for securities pledged as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
8. Other Derivative Information (continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Mortgage Opportunities Fund
(continued)
Prior to January 31, 2025, the Fund participated, along with other Putnam Funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating Funds and a $75,000 fee was paid by the participating Funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating Funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Mortgage Opportunities Fund
Assets:
Investments in Securities:
Asset-Backed Securities ................... $ — $ 24,265,279 $ — $ 24,265,279
Commercial Mortgage-Backed Securities ...... — 130,205,760 — 130,205,760
Mortgage-Backed Securities ................ — 674,816,097 — 674,816,097
Residential Mortgage-Backed Securities ....... — 124,142,575 — 124,142,575
Agency Commercial Mortgage-Backed Securities — 208,823,078 — 208,823,078
Short Term Investments ................... 85,540,476 14,294,083 — 99,834,559
Total Investments in Securities ........... $85,540,476 $1,176,546,872 $— $1,262,087,348
Other Financial Instruments:
Forward Premium Swap Option Contracts ..... $— $3,344,661 $— $3,344,661
Swap Contracts ......................... — 2,299,627 — 2,299,627
Total Other Financial Instruments ......... $— $5,644,288 $— $5,644,288
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 338,797,100 $ — $ 338,797,100
Forward Premium Swap Option Contracts ...... — 6,186,188 — 6,186,188
Futures Contracts ........................ 736,835 — — 736,835
Swap Contracts ......................... — 9,635,562 — 9,635,562
Total Other Financial Instruments ......... $736,835 $354,618,850 $— $355,355,685
9. Credit Facility
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Mortgage Opportunities Fund
(continued)
11. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
Putnam Mortgage Opportunities Fund
(continued)
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
JPHQ
JPMorgan Chase Bank NA
MLCO
Merrill Lynch International & Co.
MSCO
Morgan Stanley
Index
CMBX.NA.
Series number
CMBX North America Index
Selected Portfolio
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
TBA
To-Be-Announced
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 4.35%

Putnam Funds Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Putnam Funds Trust and Shareholders of Putnam Mortgage Opportunities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Putnam
Mortgage Opportunities Fund (one of the funds constituting Putnam Funds Trust, referred to hereafter as the “Fund”) as of
May 31, 2025, the related statement of operations for the year ended May 31, 2025, the statement of changes in net assets for each of the two years in the period ended May 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2025 and the financial highlights for each of the five years in the period ended May 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 23, 2025
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began serving as auditor.

Putnam Funds Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
Putnam Mortgage Opportunities Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the fiscal year ended May 31, 2025:
Pursuant to: Amount Reported
Section 163(j) Interest Earned §163(j) $31,941,427

Putnam Funds Trust

franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

39234-AFSOI 07/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Funds Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	July 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	July 28, 2025

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	July 28, 2025